May 31, 2001


To Our Shareholders:

Enclosed is the Semi-Annual Report for the six-month period ended April 30, 2001 for the Roulston Funds.

In the market, the downward trend of last year and the first quarter of 2001 experienced some recovery over the past few months. The NASDAQ Composite Index and the Dow Jones 30 Industrials down 37.2% and 2.2%, respectively, for the six months ended 4/30/01, are up 14.7% and 10.5% from April 1, 2001 through May 31, 2001. In addition, the Fed has continued to aggressively cut rates, and has left the door open for more cuts, if necessary. Despite this improved outlook, the markets will likely experience additional volatility for the short-term. We remain optimistic about the long-term. The markets will continue to go through cyclical periods and short-term swings through which our experienced portfolio management team remains disciplined and prudent.

In our Fund portfolios, we continue to seek investments that are generally more stable during periods of slower economic growth. For example, we increased our value equity position in the Consumer Staple and Consumer Discretionary sectors due to continued positive consumer spending trends. Meanwhile, we decreased positions in Energy and Utilities from last year to be more in line with benchmark index levels. In growth equities, we remain underweighted in technology stocks relative to the benchmarks and we will likely remain underweighted until after the fundamentals become clearer. Healthcare remains a major focus in growth portfolios. This sector did not provide the performance we had hoped this past quarter, but the demographics are impressive and valuations are attractive. The bond market remains a complimentary alternative for the equity markets.

As to when the market turns, no one can predict with certainty. The market seems, however, closer to a broad recovery now than it was last year, given the stimulus of monetary and, eventually, fiscal policy.

We strongly believe that the best course is to stay diversified and fully invested. Diversification has played an important role in capital preservation and growth in the last three years, while investors who have chased performance in only narrow, hot sectors have learned a hard lesson of the cyclical nature of the market. Trying to time the market, where the tendency is to wait on the sidelines for the good news, is not the answer either. It can lead to more second-guessing, late entry or even inaction. Keeping to a thought out, long-term plan of diversification with an experienced portfolio management team is the strongest course over the long haul.

We manage your assets as we do our own - with confidence and look forward to the market ahead.

Yours very truly,

[GRAPHIC OMITTED][GRAPHIC OMITTED]
Scott D. Roulston
CEO

ROULSTON EMERGING GROWTH FUND

The graph below compares the increase in value of a hypothetical $10,000 investment in the Roulston Emerging Growth Fund with the performance of a similar investment in the Russell 2000 Growth Index.

Average Annual Total Return *
1 Year:                  -55.28%
Since Inception:          22.38%

The period ended:  04/30/01
Fund inception:    07/01/99

Russell 2000 Growth
Index



DATE       RETURN          INDEX VALUE  DOLLAR AMT

6/30/99                           100      10,000
7/31/99     -3.09   .9691        96.91       9,691
8/31/99     -3.74   .9626    93.285566       9,329
9/30/99      1.93  1.0193  95.08597742       9,509
10/31/99     2.56  1.0256  97.52017845       9,752
11/30/99    10.57  1.1057  107.8280613      10,783
12/31/99    17.63  1.1763  126.8381485      12,684
 1/31/00   -0.931  .99069  125.6572854      12,566
 2/29/00    23.27  1.2327  154.8977357      15,490
 3/31/00   -10.51  0.8949  138.6179836      13,862
 4/28/00    -10.1  0.899   124.6175673      12,462
 5/31/00    -8.76 0.9124   113.7010684      11,370
 6/30/00    12.92 1.1292   128.3912464      12,839
 7/31/00    -8.57 0.9143   117.3881166      11,739
 8/31/00    10.52 1.1052   129.7373465      12,974
 9/29/00    -4.97 0.9503   123.2894001      12,329
10/31/00    -8.12 0.9188   113.2793011      11,328
11/30/00   -18.16 0.8184   92.70696158       9,271
12/31/00     6.12 1.0612   98.38062763       9,838
 1/31/01     8.09 1.0809   106.3396204      10,634
 2/28/01   -13.71 0.8629   91.76045845       9,176
 3/31/01    -9.09 0.9091   83.41943277       8,342
 4/30/01    12.24 1.1224   93.62997135       9,363


Roulston Emerging Growth
Fund

DATE                               DOLLAR AMT


 07/01/99                           10,000
 07/31/99                           12,850
 08/31/99                           15,400
 09/30/99                           16,320
 10/31/99                           19,330
 11/30/99                           23,770
 12/31/99                           31,581
 01/31/00                           32,127
 02/29/00                           43,540
 03/31/00                           38,236
 04/30/00                           32,364
 05/31/00                           28,182
 06/30/00                           35,733
 07/31/00                           33,260
 08/31/00                           40,152
 09/30/00                           36,608
 10/31/00                           32,323
 11/30/00                           21,940
 12/31/00                           22,558
 01/31/01                           21,765
 02/28/01                           14,307
 03/31/01                           10,960
 04/30/01                           14,472

* Unlike our Fund, the Russell 2000 Growth Index does not reflect fees and expenses and is an unmanaged indicator of financial performance; as such, it is not sold as an investment. The Russell 2000 Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Funds portfolio should not be construed as a recommendation to buy or sell any particular security, the composition of the portfolio is subject to change.


The Roulston Emerging Growth Fund typically invests in companies which tend to have less revenue than the 1000 largest companies, but are growing faster than average. The primary investment objective is capital appreciation.

Periodic investment returns can be volatile due to the fact that many of the companies and the markets in which they do business are fast growing and subject to rapid change, not all of which can be anticipated. Also, many companies are competing in these new markets or market niches against larger companies with greater financial resources which themselves can effect change quickly. Finally, the status of investor confidence is relatively more important than with larger companies because the future and confidence in that future is a greater component of the current stock price of an emerging growth company, which frequently has only a narrow product line and little operating history for evaluation.

During the past six months ended 4/30/01, investment performance was adversely affected by both the slowdown in the industrial economy and a substantial shift in investor confidence. In regards to the economy, about 70% of the portfolio last October was invested in technology companies. Most of these companies were selling the newest products, generally to other businesses. Late last year, as industrial production and other business conditions weakened, business confidence plunged to levels historically experienced only during recessions. Capital spending budgets abruptly became constrained and projects related to the newer innovations were deferred. Consequently, expectations for revenue and for earnings growth ratcheted downward and stock prices suffered. This adverse change was magnified by a deterioration in investor confidence in small cap stocks, a condition affirmed and mirrored by a rise in credit spreads between high grade and low grade bonds and the more or less shutdown of the Initial Public Offering market. By spring, the average P/E ratio for small cap stocks was about 2/3 that of large cap stocks for the same projected rate of earnings growth. Despite the extreme volatility of this short-term period which led to both the Fund and its benchmark Russell 2000 Growth Index to decline 55.23 and
17.35 percent, respectively, the Roulston Emerging Growth Fund outperformed the benchmark with an average annual total return since July 1, 1999. During that period it was up 22.38% compared to the index decline of 3.69%.

Going forward, the interest rate cuts initiated by the Federal Reserve in January should have a positive effect, which is in stark contrast with the rate increases of the previous 18 months that ultimately constrained the economy and the stock market, the NASDAQ in particular. The U.S. economy also should be helped by the upcoming tax rate cuts. Finally, investor confidence has improved as evidenced by the modest revival of the IPO market, the decline in credit spreads, and the recovery in stock prices from late winter lows. In this environment, we have invested in a broader, U.S. economy oriented mix of stocks. Technology remains the largest sector in the portfolio, but holdings in the consumer discretionary sector have increased substantially and are likely to increase somewhat more.





ROULSTON INTERNATIONAL EQUITY FUND

The graph below compares the increase in value of a hypothetical $10,000 investment in the Roulston International Equity Fund with the performance of a similar investment in the MSCI EAFE Index. The Fund has selected the MSCI EAFE Index to replace the MSCI EAFE + Canada Index as the Fund's proper benchmark because the MSCI EAFE Index is considered a widely used and more appropriate index for the Fund which does not typically weight substantially in Canada.

Average Annual Total Return *
1 Year:               -11.00%
Since Inception:        5.24%
The period ended:   04/30/01
Fund inception:     07/01/99

MSCI EAFE + Canada Index

DATE         RETURN         INDEX VALUE  DOLLAR AMT

6/30/99                         100.00        10,000
7/31/99       2.76  1.0276      102.76        10,276
8/31/99       0.17  1.0017  102.934692        10,293
9/30/99       0.97  1.0097 103.9331585        10,393
10/31/99      3.78  1.0378 107.8618319        10,786
11/30/99      3.39  1.0339  111.518348        11,152
12/31/99       9.1  1.0910 121.6665177        12,167
1/31/00      -6.17  0.9383 114.1596935        11,416
2/29/00       2.74  1.0274 117.2876691        11,729
3/31/00       4.01  1.040  121.9909047        12,199
4/28/00      -5.28  0.9472 115.5497849        11,555
5/31/00     -2.520  0.9748 112.6379303        11,264
6/30/00       4.22  1.0422  117.391251        11,739
7/31/00      -3.92  0.9608 112.7895139        11,279
8/31/00       1.21  1.0121 114.1542671        11,415
9/29/00      -5.28  0.9472 108.1269218        10,813
10/31/00     -2.83  0.9717 105.0669299        10,507
11/30/00     -4.13  0.9587 100.7276657        10,073
12/31/00      3.39  1.0339 104.1423335        10,414
1/31/01       0.16  1.0016 104.3089616        10,431
2/28/01      -8.01  1.0016 104.3089613         9,595
3/31/01      -7.02  0.9298 89.21785577         8,922
4/30/01       6.76  1.0676 95.24898282         9,525

MSCI EAFE Index

DATE    RETURN          INDEX VALUE  DOLLAR AMT

6/30/99                         100.00        10,000
7/31/99      2.85   1.0285      102.85        10,285
8/31/99      0.25   1.0025  103.107125        10,311
9/30/99      0.89   1.0089 104.0247784        10,402
10/31/99     3.63   1.0363 107.8008779        10,780
11/30/99     3.37   1.0337 111.4337675        11,143
12/31/99     8.88   1.0888  121.329086        12,133
1/31/00     -6.44   0.9356 113.5154929        11,352
2/29/00      2.59   1.0259 116.4555441        11,646
3/31/00      3.78   1.0378 120.8575637        12,086
4/28/00     -5.36   0.9464 114.3795983        11,438
5/31/00     -2.54   0.9746 111.4743565        11,147
6/30/00      3.80   1.0380  115.710382        11,571
7/31/00     -4.29   0.9571 110.7464066        11,075
8/31/00      0.77   1.0077  111.599154        11,160
9/29/00     -4.97   0.9503  106.052676        10,605
10/31/00    -2.46   0.9754 103.4437802        10,344
11/30/00    -3.85   .09615 99.46119466         9,946
12/31/00     3.44   1.0344 102.8826598        10,288
1/31/01     -0.07    .9993 102.8106419        10,281
2/28/01     -7.58   0.9242 95.01759523         9,502
3/31/01     -6.91   0.9309  88.4518794         8,845
4/30/01      6.74   1.0674 94.41353608         9,441

Roulston International Equity Fund

DATE                                 DOLLAR AMT


 07/01/99                           10,000
 07/31/99                           9,760
 08/31/99                           9,620
 09/30/99                           9,730
 10/31/99                           10,230
 11/30/99                           11,370
 12/31/99                           12,701
 01/31/00                           12,169
 02/29/00                           13,172
 03/31/00                           12,951
 04/30/00                           12,339
 05/31/00                           11,928
 06/30/00                           12,619
 07/31/00                           12,277
 08/31/00                           12,458
 09/30/00                           11,734
 10/31/00                           11,533
 11/30/00                           11,181
 12/31/00                           11,761
 01/31/01                           11,872
 02/28/01                           11,022
 03/31/01                           10,426
 04/30/01                           10,982

* Unlike our Fund, the MSCI EAFE Index and the MSCI EAFE + Canada Index do not reflect fees and expenses and are unmanaged indicators of financial performance; as such, they are not sold as investments. The Morgan Stanley Capital International Europe, Australia, and Far East Index (The MSCI EAFE Index) is an index of developed markets. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Funds portfolio should not be construed as a recommendation to buy or sell any particular security, the composition of the portfolio is subject to change.




The Roulston International Equity Fund seeks to achieve long-term capital appreciation by investing in the equity securities of non-U.S. companies.

 The Fund focuses primarily on companies headquartered in developed markets such as Western Europe, Japan, Australia, Singapore, and Hong Kong. The Fund primarily invests in common stocks that are represented by American Depository Receipts or "ADRs." ADRs trade in U.S. dollars on U.S. national exchanges (such as the New York Stock Exchange) and in the over-the-counter markets (such as NASDAQ).

The International Equity Fund represents a group of investments distinguished by the unique dynamics in which nations outside of the United States find themselves. European countries, in particular, while influenced by the slowdown in the US, carry additional pressures as they grapple with the realities of trying to make decisions on a collective basis. Asia has a different set of challenges. In this context, the Fund was structured to benefit from companies with strong fundamentals, customarily good behavior during economic downturns and those with a strong global reach offsetting their reliance on local economies. So, as early indicators for the global economy are showing signs of toughening, the Fund managed to outperform the EAFE index primarily by under-weighting the United Kingdom, 16% vs. 22% for the index, and Japan, 15% vs. 23%. The next six months should provide some much-needed clarity.

 As Europe entered the first quarter of 2001, manufacturing activity continued to contract. Consumer confidence appeared to peak and its subsequent decline was sapping producer's ability to raise prices to protect profits as the volume growth slowed. During the six month down market period ended 4/30/01, the Fund outperformed the MSCI EAFE index benchmark with returns down 4.78 and 8.73 percent, respectively. Similar to the U.S., the profit outlook for Europe suggests further weakness in the near term. In this environment complicated by weakness in the Euro exchange rate, the ECB has been reluctant to ease interest rates. It seems as though the ECB will have to ease rates more aggressively regardless of where the Euro ends up.

Against this backdrop, the Fund looks to investments that will benefit from increased liquidity, such as ING Group, a diversified financial company headquartered in the Netherlands, and Nokia, a leader in consumer telecommunication products, headquartered in Finland. Both have aggressively risen in the second quarter of 2001 but still remain at the lower end of their prospective trading ranges. In the UK, however, not being obliged to the new European Community has encouraged the central Bank of England to lower rates almost too aggressively, raising concerns that they might have to raise rates early next year. Though the stocks of companies such as BP, Vodafone and GlaxoSmithKline have performed exceptionally well into the second quarter of 2001, the Fund will probably continue to maintain overall slight underweight in the country. Japan, with its ongoing economic soap opera, still appears to be reaching for under-weighting status. However, there have been developments both politically and culturally keeping a specter of change in the air.

In the meantime, the last couple of quarters have seen some remarkable growth from well-known companies. Into the second quarter of 2001, stocks such as Cannon, the manufacturer of office automation equipment, and Honda are already up nearly 20% and 15% YTD respectively, while still trading with current estimated P/E's in the low to mid 20's.


ROULSTON GROWTH FUND

The graph below compares the increase in value of a hypothetical $10,000 investment in the Roulston Growth Fund with the performance of a similar investment in the Russell 1000 Growth Index.

Average Annual Total Return *
1 Year:               -23.84%
5 Years:                0.58%
Since Inception:        7.06%
The period ended:    04/30/01
Fund inception:      07/01/93

Russell 1000 Growth
Index

DATE    RETURN          INDEX VALUE  DOLLAR AMT

06/30/93   -0.917                   100     10,000
07/31/93   -1.787   .98213       98.213      9,821
08/31/93    4.099  1.04099  102.2387509     10,224
09/30/93   -0.745  0.99255  101.4770722     10,148
10/31/93    2.782  1.02782   104.300164     10,430
11/30/93   -0.661  0.99339  103.6107402     10,361
12/31/93    1.731   1.0731  105.4042422     10,540
01/31/94    2.311  1.02311  107.8401342     10,784
02/28/94   -1.820   0.9818  105.8774437     10,588
03/31/94   -4.834  0.95166  100.7593281     10,076
04/30/94    0.475  1.00475  101.2379349     10,124
05/31/94    1.509  1.01509  102.7656154     10,277
06/30/94   -2.954  0.97046  99.72991908      9,973
07/31/94    3.420   1.0342  103.1406823     10,314
08/31/94    5.574  1.05574  108.8897439     10,889
09/30/94   -1.366  0.98634    107.40231     10,740
10/31/94    2.358  1.02358  109.9348565     10,993
11/30/94   -3.197  0.96803  106.4202392     10,642
12/31/94    1.676  1.01676  108.2038424     10,820
01/31/95    2.129  1.02129  110.5075022     11,051
02/28/95    4.192  1.04192  115.1399767     11,514
03/31/95    2.925  1.02925   118.507821     11,851
04/30/95    2.186  1.02186  121.0984019     12,110
05/31/95    3.489  1.03489  125.3235252     12,532
06/30/95    3.860   1.0386  130.1610133     13,016
07/31/95    4.156  1.04156   135.570505     13,557
08/31/95    0.109  1.00109  135.7182768     13,572
09/30/95    4.609  1.04609  141.9735322     14,197
10/31/95    0.069  1.00069  142.0714939     14,207
11/30/95    3.887  1.03887  147.5938129     14,759
12/31/95    0.573  1.00573  148.4395255     14,844
01/31/96    3.345  1.03345  153.4048276     15,340
02/29/96    1.829  1.01829  156.2106019     15,621
03/31/96    0.128  1.00128  156.4105514     15,641
04/30/96    2.631  1.02631   160.525131     16,053
05/31/96    3.494  1.03494  166.1344815     16,613
06/30/96    0.136  1.00136  166.3604244     16,636
07/31/96   -5.859  0.94141  156.6133671     15,661
08/31/96    2.581  1.02581  160.6555581     16,066
09/30/96    7.282  1.07282  172.3544958     17,235
10/31/96    0.603  1.00603  173.3937935     17,339
11/30/96    7.508  1.07508  186.4121995     18,641
12/31/96   -1.958  0.98042  182.7622486     18,276
01/31/97    7.014  1.07014  195.5811927     19,558
02/28/97   -0.677  0.99323   194.257108     19,426
03/31/97   -5.412  0.94588  183.7439134     18,374
04/30/97    6.640   1.0664  195.9445092     19,594
05/31/97    7.217  1.07217  210.0858244     21,009
06/30/97    4.002  1.04002  218.4934591     21,849
07/31/97    8.844  1.08844  237.8170206     23,782
08/31/97   -5.853  0.94147  223.8975904     22,390
09/30/97    4.921  1.04921  234.9155909     23,492
10/31/97   -3.696  0.96304  226.2331106     22,623
11/30/97    4.247  1.04247  235.8412308     23,584
12/31/97    1.120   1.0112  238.4826526     23,848
01/31/98    2.990   1.0299  245.6132839     24,561
02/28/98    7.522  1.07522  264.0883151     26,409
03/31/98    3.986  1.03986  274.6148754     27,461
04/30/98    1.384  1.01384  278.4155453     27,842
05/31/98   -2.838  0.97162  270.5141121     27,051
06/30/98    6.125  1.06125  287.0831014     28,708
07/31/98   -0.662  0.99338  285.1826113     28,518
08/31/98  -15.008  0.84992  242.3382405     24,238
09/30/98    7.682  1.07682  261.0022214     26,100
10/31/98    8.037  1.08037  281.9789699     28,198
11/30/98    7.607  1.07607  303.4291101     30,343
12/31/98    9.017  1.09017  330.789313      33,079
01/31/99    5.872  1.05872  350.2132615     35,021
02/28/99   -4.568  0.95432  334.2155197     33,422
03/31/99    5.267  1.05267  351.8186511     35,182
04/30/99    0.128  1.00128   352.268979     35,227
05/31/99   -3.073  0.96927  341.4437532     34,144
06/30/99    7.004  1.07004  365.3584737     36,536
07/31/99   -3.178  0.96822  353.7473814     35,375
08/31/99    1.634  1.01634  359.5276136     35,953
09/30/99   -2.101  0.97899  351.9739385     35,197
10/31/99     7.55   1.0755  378.5479708     37,855
11/30/99     5.39   1.0539  398.9517065     39,895
12/31/99     10.4    1.104  440.4426839     44,044
01/31/00    -4.69   0.9531  419.7859221     41,979
02/29/00     4.89   1.0489  440.3134536     44,031
03/31/00     7.16   1.0716  471.8398969     47,184
04/28/00    -4.76   0.9524  449.3803178     44,938
05/31/00    -5.04   0.9496  426.7315498     42,673
06/30/00     7.58   1.0758  459.0778013     45,908
07/31/00    -4.17   0.9583   439.934257     43,993
08/31/00     9.05   1.0905  479.7483072     47,975
09/29/00    -9.46   0.9054  434.3641174     43,436
10/31/00    -4.73   0.9527  413.8186946     41,382
11/30/00   -14.74   0.8526   352.821919     35,282
12/31/00    -3.16   0.9684  341.6726495     34,167
01/31/01     6.91   1.0691  365.2822296     36,528
02/28/01   -16.98   0.8302   303.257307     30,326
03/31/01   -10.88   0.8912   270.262912     27,026
04/30/01    12.65   1.1265  304.4511704     30,445


Roulston Growth
Fund

DATE                                 DOLLAR AMT


07/01/93                            10,000
07/31/93                            10,200
08/31/93                            10,640
09/30/93                            10,750
10/31/93                            11,090
11/30/93                            10,950
12/31/93                            11,340
01/31/94                            11,730
02/28/94                            11,840
03/31/94                            11,556
04/30/94                            11,847
05/31/94                            11,827
06/30/94                            11,536
07/31/94                            11,796
08/31/94                            12,237
09/30/94                            12,067
10/31/94                            12,298
11/30/94                            11,626
12/31/94                            12,159
01/31/95                            12,222
02/28/95                            12,620
03/31/95                            13,098
04/30/95                            13,327
05/31/95                            13,573
06/30/95                            14,135
07/31/95                            14,950
08/31/95                            14,885
09/30/95                            15,357
10/31/95                            14,532
11/30/95                            15,154
12/31/95                            14,993
01/31/96                            14,514
02/29/96                            15,200
03/31/96                            16,040
04/30/96                            16,584
05/31/96                            16,824
06/30/96                            16,385
07/31/96                            15,785
08/31/96                            16,505
09/30/96                            17,203
10/31/96                            16,897
11/30/96                            18,162
12/31/96                            18,076
01/31/97                            18,638
02/28/97                            18,556
03/31/97                            18,076
04/30/97                            18,404
05/31/97                            19,635
06/30/97                            20,623
07/31/97                            22,065
08/31/97                            21,830
09/30/97                            23,167
10/31/97                            22,135
11/30/97                            23,190
12/31/97                            23,082
01/31/98                            22,374
02/28/98                            23,504
03/31/98                            24,572
04/30/98                            24,286
05/31/98                            23,044
06/30/98                            23,938
07/31/98                            22,970
08/31/98                            18,786
09/30/98                            19,791
10/31/98                            20,425
11/30/98                            21,107
12/31/98                            22,129
01/31/99                            20,965
02/28/99                            19,612
03/31/99                            18,594
04/30/99                            19,292
05/31/99                            19,147
06/30/99                            19,409
07/31/99                            18,652
08/31/99                            18,041
09/30/99                            17,706
10/31/99                            18,550
11/30/99                            19,103
12/31/99                            20,482
01/31/00                            19,381
02/29/00                            20,543
03/31/00                            22,430
04/28/00                            22,414
05/31/00                            21,856
06/30/00                            23,426
07/31/00                            22,882
08/31/00                            25,282
09/29/00                            23,531
10/31/00                            22,550
11/30/00                            20,392
12/31/00                            20,160
01/31/01                            19,963
02/28/01                            17,186
03/31/01                            15,855
04/30/01                            17,071

*Unlike our Fund, the Russell 1000 Growth Index does not reflect fees and expenses and is an unmanaged indicator of financial performance; as such, it is not sold as an investment. The Russell 1000 Growth Index is comprised of those 1000 largest companies in the Russell 3000 Index, with higher price-to-book ratios and higher forecasted growth values. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Funds portfolio should not be construed as a recommendation to buy or sell any particular security, the composition of the portfolio is subject to change.



The Roulston Growth Fund seeks capital appreciation by investing in companies typically experiencing an improvement in profitability or acceleration in earnings growth relative to their history or to other companies. We buy the stocks if we believe this improvement is not yet fully reflected in the stock price, which generally is determined by examining the price to earnings ratio compared to the market and the history of that relationship. Most of the companies owned by the Fund are among the 1000 largest companies as measured by stock market capitalization and typically have been public for a number of years.

During the six months ended April 30, 2001, no sector of significance in the Russell 1000 growth universe provided positive performance. Technology was the worst of all, declining about 39% on average. The combination of a slowdown in new orders, the cancellation of old orders, and precautionary expectations of earnings by companies that ultimately proved to be too optimistic, all combined in a condensed period of time to reduce stock valuations. Technology represented 42% of the Russell 1000 Growth Index going into the quarter. We were under-weighted relative to the benchmark, but not enough to be insulated from the dramatic sell-off that occurred. During this down market six month period, the Fund outperformed the Russell 1000 Growth Index with returns of negative
24.30 and 26.43 percent, respectively. Despite the negative tone to the market, some individual stocks in the portfolio did well. For instance, CVS, Alza, Baxter, Express Scripts, Stryker, Bed Bath & Beyond, Apache, Calpine, and Dynegy each increased more than 10%.

Going forward healthcare remains a major focus. Generally, these stocks did not provide the performance we expected to see during the past six months, but the demographics remain impressive and valuations are attractive. The consumer sector is receiving more emphasis both by default and due to the expectation of some eventual benefits from tax cuts. In regards to technology, we likely will remain under-weighted until fundamentals become clearer. The long-term picture continues to look bright, but many companies in this sector remain burdened by problems related to excess inventory and the abrupt slowdown of industrial activity and capital spending, both here and abroad.

We believe that Fiscal Year 2001 will likely be more than a conventional challenge for stock selection. Investors have previously experienced changes in the economy and changes in monetary and fiscal policies. However, during the next six months, we will experience additional impact from the Full Disclosure regulations complicating corporate communications with investors, the elimination of goodwill accounting, and the impact of FASB 133 requiring all financial derivatives be marked to fair value each reporting period and modifying significantly a technique used to smooth earnings trends. The likely outcome could be increased volatility for individual stocks. While no one can predict the future, we hope to properly assess the impact of these changes in positioning the portfolio for growth.


ROULSTON GROWTH AND INCOME FUND

The graph below compares the increase in value of a hypothetical $10,000 investment in the Roulston Growth and Income Fund with the performance of a similar investment in the Russell 1000 Value Index.

Average Annual Total Return *
1 Year:                7.99%
5 Years:               8.01%
Since Inception:       9.80%
The period ended:   04/30/01
Fund inception:     07/01/93

Russell 1000 Value Index

DATE    RETURN          INDEX VALUE  DOLLAR AMT

06/30/93    2.205   1.02205        100     10,000
07/31/93    1.118   1.01118    101.118     10,112
08/31/93    3.611   1.03611  104.76937     10,477
09/30/93    0.159   1.00159  104.93595     10,494
10/31/93   -0.069   0.99931  104.86355     10,486
11/30/93   -2.064   0.97936  102.69916     10,270
12/31/93    1.900     1.019  104.65045     10,465
01/31/94    3.784   1.03784  108.61042     10,861
02/28/94   -3.420    0.9658  104.89595     10,490
03/31/94   -3.720    0.9628  100.99382     10,099
04/30/94    1.918   1.01918  102.93088     10,293
05/31/94    1.152   1.01152  104.11664     10,412
06/30/94   -2.395   0.97605  101.62305     10,162
07/31/94    3.111   1.03111  104.78454     10,478
08/31/94    2.873   1.02873    107.795     10,780
09/30/94   -3.319   0.96681  104.21728     10,422
10/31/94    1.394   1.01394  105.67007     10,567
11/30/94   -4.040    0.9596    101.401     10,140
12/31/94    1.152   1.01152  102.56914     10,257
01/31/95    3.078   1.03078  105.72622     10,573
02/28/95    3.954   1.03954  109.90664     10,991
03/31/95    2.194   1.02194  112.31799     11,232
04/30/95    3.160    1.0316  115.86724     11,587
05/31/95    4.209   1.04209  120.74409     12,074
06/30/95    1.355   1.01355  122.38017     12,238
07/31/95    3.481   1.03481  126.64022     12,664
08/31/95    1.413   1.01413  128.42965     12,843
09/30/95    3.616   1.03616  133.07367     13,307
10/31/95   -0.993   0.99007  131.75224     13,175
11/30/95    5.065   1.05065   138.4255     13,843
12/31/95    2.513   1.02513  141.90413     14,190
01/31/96    3.116   1.03116  146.32586     14,633
02/29/96    0.756   1.00756  147.43208     14,743
03/31/96    1.700     1.017  149.93843     14,994
04/30/96    0.384   1.00384  150.51419     15,051
05/31/96    1.250    1.0125  152.39562     15,240
06/30/96    0.082   1.00082  152.52058     15,252
07/31/96   -3.779   0.96221  146.75683     14,676
08/31/96    2.860    1.0286  150.95408     15,095
09/30/96    3.975   1.03975   156.9545     15,695
10/31/96    3.866   1.03866  163.02236     16,302
11/30/96    7.251   1.07251  174.84311     17,484
12/31/96   -1.276   0.98724  172.61212     17,261
01/31/97    4.848   1.04848  180.98035     18,098
02/28/97    1.469   1.01469  183.63895     18,364
03/31/97   -3.596   0.96404   177.0353     17,704
04/30/97    4.201   1.04201  184.47255     18,447
05/31/97    5.586   1.05586  194.77719     19,478
06/30/97    4.290    1.0429  203.13313     20,313
07/31/97    7.523   1.07523  218.41483     21,841
08/31/97   -3.563   0.96437  210.63271     21,063
09/30/97    6.044   1.06044  223.36335     22,336
10/31/97   -2.794   0.97206  217.12258     21,712
11/30/97    4.421   1.04421  226.72157     22,672
12/31/97    2.919   1.02919  233.33957     23,334
01/31/98   -1.415   0.98585  230.03782     23,004
02/28/98    6.732   1.06732  245.52396     24,552
03/31/98    6.116   1.06116  260.54021     26,054
04/30/98    0.669   1.00669  262.28322     26,228
05/31/98   -1.4830  0.98517  258.39356     25,839
06/30/98    1.282   1.01282  261.70617     26,171
07/31/98   -1.765   0.98235  257.08705     25,709
08/31/98  -14.882   0.85118  218.82736     21,883
09/30/98    5.740    1.0574  231.38805     23,139
10/31/98    7.746   1.07746  249.31137     24,931
11/30/98    4.659   1.04659  260.92678     26,093
12/31/98    3.404   1.03404  269.80873     26,981
01/31/99    0.799   1.00799   271.9645     27,196
02/28/99   -1.411   0.98589  268.12709     26,813
03/31/99    2.069   1.02069  273.67463     27,367
04/30/99    9.340    1.0934  299.23585     29,924
05/31/99   -1.099   0.98901  295.94724     29,595
06/30/99    2.903   1.02903  304.53859     30,454
07/31/99   -2.928   0.97072   295.6217     29,562
08/31/99   -3.711   0.96289  284.65118     28,465
09/30/99   -3.495   0.96505  274.70262     27,470
10/31/99     5.76   1.0576   290.52549     29,053
11/30/99    -0.78   0.9922   288.25939     28,826
12/31/99     0.48   1.0048   289.64304     28,964
01/31/00   -3.262  0.96738   280.19488     28,019
02/29/00    -7.43   0.9257    259.3764     25,938
03/31/00     12.2    1.122   291.02032     29,102
04/28/00    -1.16   0.9884   287.64449     28,764
05/31/00     1.05   1.0105   290.66476     29,066
06/30/00    -4.57   0.9543   277.38138     27,738
07/31/00     1.25   1.0125   280.84864     28,085
08/31/00     5.56   1.0556   296.46383     29,646
09/29/00     0.92   1.0092    299.1913     29,919
10/31/00     2.46   1.0246    306.5514     30,655
11/30/00    -3.71   0.9629   295.17834     29,518
12/31/00     5.01   1.0501   309.96678     30,997
01/31/01     0.38   1.0038   311.14465     31,114
02/28/01    -2.78   0.9722   302.49483     30,249
03/31/01    -3.53   0.9647   291.81676     29,182
04/30/01      4.9   1.049    306.11579     30,612

Roulston Growth and
Income Fund

DATE                                DOLLAR AMT


07/01/93                           10,000
07/31/93                           10,030
08/31/93                           10,340
09/30/93                           10,247
10/31/93                           10,398
11/30/93                           10,247
12/31/93                           10,511
01/31/94                           10,894
02/28/94                           10,945
03/31/94                           10,551
04/30/94                           10,682
05/31/94                           10,945
06/30/94                           10,626
07/31/94                           10,900
08/31/94                           11,225
09/30/94                           10,777
10/31/94                           10,889
11/30/94                           10,420
12/31/94                           10,693
01/31/95                           10,940
02/28/95                           11,444
03/31/95                           11,696
04/30/95                           11,746
05/31/95                           12,212
06/30/95                           12,281
07/31/95                           12,541
08/31/95                           12,603
09/30/95                           12,978
10/31/95                           12,780
11/30/95                           13,487
12/31/95                           13,780
01/31/96                           14,075
02/29/96                           14,096
03/31/96                           14,191
04/30/96                           14,149
05/31/96                           14,317
06/30/96                           14,363
07/31/96                           13,749
08/31/96                           14,236
09/30/96                           14,987
10/31/96                           15,051
11/30/96                           16,141
12/31/96                           16,225
01/31/97                           16,558
02/28/97                           16,811
03/31/97                           16,409
04/30/97                           17,167
05/31/97                           18,430
06/30/97                           19,306
07/31/97                           20,353
08/31/97                           19,881
09/30/97                           20,870
10/31/97                           20,560
11/30/97                           21,503
12/31/97                           21,143
01/31/98                           20,900
02/28/98                           22,754
03/31/98                           23,495
04/30/98                           23,227
05/31/98                           22,293
06/30/98                           22,115
07/31/98                           21,437
08/31/98                           18,203
09/30/98                           18,714
10/31/98                           20,312
11/30/98                           21,411
12/31/98                           22,471
01/31/99                           21,525
02/28/99                           20,972
03/31/99                           20,553
04/30/99                           22,471
05/31/99                           22,187
06/30/99                           23,281
07/31/99                           22,822
08/31/99                           20,864
09/30/99                           19,729
10/31/99                           20,094
11/30/99                           19,756
12/31/99                           19,802
01/31/00                           18,773
02/29/00                           17,930
03/31/00                           19,347
04/28/00                           19,262
05/31/00                           19,279
06/30/00                           18,640
07/31/00                           18,978
08/31/00                           19,925
09/29/00                           20,315
10/31/00                           20,551
11/30/00                           20,213
12/31/00                           21,385
01/31/01                           21,042
02/28/01                           20,802
03/31/01                           19,909
04/30/01                           20,802

*Unlike our Fund, the Russell 1000 Value Index does not reflect fees and expenses and is an unmanaged indicator of financial performance; as such, it is not sold as an investment. The Russell 1000 Value Index is comprised of those 1000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Funds portfolio should not be construed as a recommendation to buy or sell any particular security, the composition of the portfolio is subject to change.


The Roulston Growth and Income Fund's investment objective is capital appreciation and current income primarily through the investment in common stocks or securities convertible into common stocks. The investment policy is to invest in a diversified portfolio of growing dividend paying common stocks that have been researched by our own staff and offer reasonable valuation based on price earnings, book value and cash flows.

In closing the year 2000, the new portfolio management team added more companies to the Fund in line with its objective of positioning the Fund more like its benchmark, the Russell 1000 Value Index. To achieve this goal, the Fund invested in more stocks than it has in the past, with the portfolio diversified among 55 stocks. This approach allowed for spread risk across the portfolio, to expand into new sectors and to add to existing ones. We added some exposure to the Utilities and Energy sectors and also introduced food stocks such as Hershey Foods and Ralston Purina to the Consumer Staples sector. These defensive moves, along with our decision to underweight Consumer Discretionary, were the key drivers of performance through the end of 2000.

As we entered the calendar year 2001, we began to trim select Utility and Energy holdings reducing the overall sector weightings to at or slightly below Russell weightings. The proceeds from these partial sales were redirected to the Consumer Discretionary sector increasing the weighting to be more in line with the Russell 1000 Value index. We added a diverse group of holdings to the sector that includes: toy maker Mattel, home improvement retailer Lowes, and specialty apparel retailers Talbot's, The Limited, and Liz Claiborne. We also took positions in the discount retailer Target Stores as well as added exposure to lodging through the addition of Marriott International, Inc. These factors helped the Fund outperform its benchmark with a positive return of 1.22% versus the negative .14% return of the benchmark for the six months ended 4/30/01.

The repositioned portfolio continues to have a large sector weighting in Financial Services and a fair amount of exposure to Energy and Utilities, select Consumer Staples and Consumer Discretionary. Other noteworthy additions were spread across various sectors in an effort to round out the diversity of the portfolio. We took positions in defense contractors Northrop Grumman and Raytheon in anticipation of increased defense spending. Other additions to the portfolio include: cosmetics company Avon Products, consumer products company Procter & Gamble, major chemical company Dow Chemical, in technology IBM, and financial company American Express. These moves along with our increase in Consumer Discretionary should better position us for the year ahead as Fed rate cuts and a tax cut should have a positive effect on the economy.


ROULSTON GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a hypothetical $10,000 investment in the Roulston Government Securities Fund with the performance of a similar investment in the Lehman Government Index. The Fund has selected the Lehman Government Index to replace the Lehman U.S. Government/Credit Intermediate Bond Index as the Fund's proper benchmark. This, because the Lehman Government Index is considered a widely used and more appropriate index for the Fund, particularly in regards to the Index bias of Government Securities versus Corporate Bonds which is more in line with the Fund portfolio composition.

Average Annual Total Return *
1 Year:                11.27%
5 Years:                6.16%
Since Inception:        5.15%
The period ended:   04/30/01
Fund inception:     07/01/93


Lehman U.S. Intermediate Govt./Corp.
Bond Index


DATE                    DOLLAR AMOUNT
7/1/93                  10,000
7/31/93                 10,024
8/31/93                 10,183
9/30/93                 10,225
10/31/93                10,253
11/30/93                10,195
12/31/93                10,242
01/31/94                10,356
02/28/94                10,203
03/31/94                10,034
04/30/94                 9,966
5/31/94                  9,973
6/30/94                  9,974
7/31/94                 10,118
08/31/94                10,149
09/30/94                10,056
10/31/94                10,055
11/30/94                10,009
12/31/94                 9,947
01/31/95                10,142
02/28/95                10,352
03/31/95                10,411
04/30/95                10,540
05/31/95                10,858
06/30/95                10,931
07/31/95                10,932
08/31/95                11,032
09/30/95                11,111
10/31/95                11,234
11/30/95                11,382
12/31/95                11,501
01/31/96                11,600
02/29/96                11,464
03/31/96                11,406
04/30/96                11,366
05/31/96                11,357
06/30/96                11,477
07/31/96                11,512
08/31/96                11,521
09/30/96                11,681
10/31/96                11,888
11/30/96                12,045
12/31/96                11,968
01/31/97                12,014
02/28/97                12,037
03/31/97                11,954
04/30/97                12,095
05/31/97                12,195
06/30/97                12,306
07/31/97                12,556
08/31/97                12,493
09/30/97                12,638
10/31/97                12,779
11/30/97                12,807
12/31/97                12,909
01/31/98                13,078
02/28/98                13,068
03/31/98                13,110
04/30/98                13,175
05/31/98                13,271
06/30/98                13,356
07/31/98                13,403
08/31/98                13,613
09/30/98                13,955
10/31/98                13,941
11/30/98                13,940
12/31/98                13,996
01/31/99                14,073
02/28/99                13,866
03/31/99                13,970
04/30/99                14,013
05/31/99                13,905
06/30/99                13,915
07/31/99                13,902
8/31/99                 13,913
09/31/99                14,043
10/31/99                14,079
11/30/99                14,096
12/31/99                14,050
01/31/00                13,998
02/29/00                14,113
03/31/00                14,259
04/30/00                14,227
05/31/00                14,249
06/30/00                14,500
07/31/00                14,610
08/31/00                14,783
09/30/00                14,917
10/31/00                14,986
11/30/00                15,190
12/31/00                15,469
01/31/01                15,723
02/28/01                15,872
03/31/01                15,994
04/30/01                15,953


Lehman Government Index

DATE                     DOLLAR AMT
7/1/93                  10,000
7/31/93                 10,061
8/31/93                 10,286
9/30/93                 10,325
10/31/93                10,364
11/30/93                10,250
12/31/93                10,290
01/31/94                10,431
02/28/94                10,210
03/31/94                 9,980
04/30/94                 9,902
05/31/94                 9,889
06/30/94                 9,866
7/31/94                 10,048
08/31/94                10,050
9/30/94                  9,908
10/31/94                 9,901
11/31/94                 9,882
12/31/94                 9,943
01/31/95                10,128
02/28/95                10,346
03/31/95                10,411
04/30/95                10,547
05/31/95                10,972
06/30/95                11,056
07/31/95                11,016
08/31/95                11,145
09/30/95                11,252
10/31/95                11,424
11/30/95                11,602
12/31/95                11,766
01/31/96                11,838
02/29/96                11,597
03/31/96                11,500
04/30/96                11,427
05/31/96                11,408
06/30/96                11,555
07/31/96                11,584
08/31/96                11,558
09/30/96                11,750
10/31/96                12,008
11/30/96                12,217
12/31/96                12,092
01/31/97                12,106
02/28/97                12,122
03/31/97                11,994
04/30/97                12,167
05/31/97                12,272
06/30/97                12,410
07/31/97                12,762
08/31/97                12,636
09/30/97                12,826
10/31/97                13,048
11/30/97                13,115
12/31/97                13,252
01/31/98                12,450
02/28/98                13,413
03/31/98                13,452
04/30/98                13,512
05/31/98                13,651
06/30/98                13,806
05/31/98                13,827
06/30/98                14,187
07/31/98                14,570
08/31/98                14,187
09/30/98                14,570
10/31/98                14,520
11/30/98                14,525
12/31/98                14,557
01/31/99                14,642
02/28/99                14,294
03/31/99                14,350
04/30/99                14,382
05/31/99                14,256
06/30/99                14,227
07/31/99                14,206
08/31/99                14,206
09/30/99                14,322
10/31/99                14,344
11/30/99                14,225
12/31/99                14,232
01/31/00                14,252
02/28/00                14,455
03/31/00                14,709
04/30/00                14,668
05/31/00                14,677
06/30/00                14,939
07/31/00                15,084
08/31/00                15,307
09/30/00                15,350
10/31/00                15,497
11/30/00                15,802
12/31/00                16,117
01/31/01                16,279
02/28/01                16,465
03/31/01                16,522
04/30/01                16,354

Roulston Government Securities
Fund

DATE                               DOLLAR AMT


  07/01/93                        10,000
  07/31/93                        10,000
  08/31/93                        10,230
  09/30/93                        10,304
  10/31/93                        10,304
  11/30/93                        10,173
  12/31/93                        10,213
  01/31/94                        10,346
  02/28/94                        10,059
  03/31/94                        9,762
  04/30/94                        9,649
  05/31/94                        9,638
  06/30/94                        9,591
  07/31/94                        9,748
  08/31/94                        9,769
  09/30/94                        9,590
  10/31/94                        9,558
  11/30/94                        9,505
  12/31/94                        9,550
  01/31/95                        9,733
  02/28/95                        9,980
  03/31/95                        10,026
  04/30/95                        10,170
  05/31/95                        10,597
  06/30/95                        10,672
  07/31/95                        10,628
  08/31/95                        10,738
  09/30/95                        10,823
  10/31/95                        10,968
  11/30/95                        11,135
  12/31/95                        11,260
  01/31/96                        11,350
  02/29/96                        11,171
  03/31/96                        11,066
  04/30/96                        10,989
  05/31/96                        10,955
  06/30/96                        11,078
  07/31/96                        11,093
  08/31/96                        11,080
  09/30/96                        11,234
  10/31/96                        11,471
  11/30/96                        11,647
  12/31/96                        11,521
  01/31/97                        11,545
  02/28/97                        11,553
  03/31/97                        11,423
  04/30/97                        11,569
  05/31/97                        11,668
  06/30/97                        11,777
  07/31/97                        12,046
  08/31/97                        11,949
  09/30/97                        12,096
  10/31/97                        12,246
  11/30/97                        12,272
  12/31/97                        12,386
  01/31/98                        12,575
  02/28/98                        12,521
  03/31/98                        12,536
  04/30/98                        12,588
  05/31/98                        12,705
  06/30/98                        12,796
  07/31/98                        12,810
  08/31/98                        13,120
  09/30/98                        13,583
  10/31/98                        13,545
  11/30/98                        13,467
  12/31/98                        13,494
  01/31/99                        13,546
  02/28/99                        13,240
  03/31/99                        13,347
  04/30/99                        13,384
  05/31/99                        13,234
  06/30/99                        13,165
  07/31/99                        13,193
  08/31/99                        13,178
  09/30/99                        13,259
  10/31/99                        13,262
  11/30/99                        13,235
  12/31/99                        13,170
  01/31/00                        13,092
  02/29/00                        13,178
  03/31/00                        13,381
  04/28/00                        13,318
  05/31/00                        13,344
  06/30/00                        13,590
  07/31/00                        13,684
  08/31/00                        13,847
  09/29/00                        13,967
  10/31/00                        14,048
  11/30/00                        14,259
  12/31/00                        14,506
  01/31/01                        14,710
  02/28/01                        14,846
  03/31/01                        14,941
  04/30/01                        14,818

*Unlike our Fund, the Lehman Government Index and the Lehman U.S. Government/Credit Intermediate Bond Index do not reflect fees and expenses and are unmanaged indicators of financial performance; as such, they are not sold as investments. The Lehman Government Index consists of U.S. Government and corporate bonds with maturities of one year or more and outstanding par value of at least $150 million. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Funds portfolio should not be construed as a recommendation to buy or sell any particular security, the composition of the portfolio is subject to change.

In order to meet its objective of current income with preservation of capital, the Roulston Government Securities Fund seeks to complement the Roulston equity funds through investments in a broad range of investment grade or comparable quality fixed income securities. The Fund will further minimize credit risk by normally having at least 65% of its assets invested in securities issued or guaranteed by the US Government or its agencies and instrumentalities. While changes in interest rates affect the Fund's holdings, the primary focus of the portfolio is to provide a strategy that reflects the use of quantitative analysis, changing market environments and infrastructure, and addresses the degree of risk and yield necessary in preserving liquidity and safety of principal.

From the beginning of the Fourth quarter of 2000 the bond markets began to heavily discount the degree to which the Federal Reserve Bank would lower rates. The expectations were not without good reasons. Leading indicators were suggesting a significant slowdown. Consumer sentiment was in a free-fall and unemployment seemed ready to fall. Add to all that a little political chaos and it should come as no surprise that government bonds outperformed every class of fixed income securities. The Fund managed to outperform its benchmark during that period by simply over-weighting its government bond component. The normal 65% amount of US Treasuries in the Fund was increased in anticipation of the fourth quarter to nearly 85%. This strategy, combined with credit spread exposure that was almost entirely made up of single A credits or better, helped the Fund capture the uncertainty of the economic and political climate and the flight to quality trade coming from an increasingly shaky stock market. By the end of the first quarter of 2001, the bond markets had moved decisively higher in price and the equity markets had moved decisively lower. Sentiment by the close of the first quarter was reaching an extreme. In part, an extremely aggressive Federal Reserve Bank, starting with a string of early rate cuts was fueling the anxiety, along with a genuine Greenspan endorsement of a tax cut. By the end of the six month period ended 4/30/01, the Fund was up 5.48% versus its benchmark Lehman Government Index which was up 5.53%.

The current structure of the Fund anticipates that, as time passes the fiscal and economic horizon would become clearer with the Federal Reserve Bank's determination to revive the economy. Additionally, the positive affect of the tax cut suggests that pessimism in the equity markets may have been overblown. In realizing that the tax package provides for a substantial one- time payback to the public, the financial markets should come to appreciate the boost that tax cut may provide to the consumer.

However, this fiscal stimulus hurts bonds on two fronts. First, it directly stimulates growth while also reducing the rate at which government debt will be reduced. Since FED easing has historically given a green light to move into corporate bonds, the Fund had slightly increased its allocation in this area while seeking assets with higher yields. Overall, the current structure is also looking to pare back the allocation of bullet treasuries and making room for other spread products. Government Agency Securities have already narrowed in anticipation. The inclusion of primary credits like IADB and World Bank bonds has enhanced both the quality and the yield of the portfolio. The Fund also anticipates a decline in inflation expectations. By the time the third quarter rolls around, neither accelerating inflation nor deflation seems poised to bail out the bond market, the Fund will begin to accumulate a position in mortgage backed securities. Assuming the year will end with GDP chugging along at a modest clip, this overall structure for the Fund will provide the most even cash flows and, most of all, the most stable yields.

Roulston Emerging Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited)
Common Stocks - 87.25%                                      Shares                 Value

Arrangement of Transportation of Freight & Cargo - 0.88%
C.H. Robinson Worldwide, Inc.                                    4,000              $ 108,240
                                                                               ---------------
Biological Products (No Diagnostic Substances) - 9.31%
Gilead Sciences, Inc. *                                         11,400                558,372
IDEC Pharmaceuticals Corp. *                                     7,000                344,400
Protein Design Labs, Inc. *                                      3,700                237,725
                                                                               ---------------
                                                                                    1,140,497
                                                                               ---------------
Communications Equipment - 2.97%
Check Point Software Technologies Ltd. *                         5,800                363,834
                                                                               ---------------
Computer Communications Equipment - 4.13%
Avici Systems, Inc. *                                           15,000                151,500
Juniper Networks, Inc. *                                         6,000                354,180
                                                                               ---------------
                                                                                      505,680
                                                                               ---------------
Computer Peripheral Equipment - 3.29%
RSA Security, Inc. *                                            12,600                403,200
                                                                               ---------------
Electromedical & Electrotherapeutic Apparatus - 1.55%
ArthroCare Corp. *                                              10,000                187,800
Aspect Medical Systems, Inc. *                                     250                  2,502
                                                                               ---------------
                                                                                      190,302
                                                                               ---------------
Insurance Agents, Brokers & Services - 0.90%
Brown & Brown, Inc.                                              2,600                110,240
                                                                               ---------------
Optical Instruments & Lenses - 0.02%
Nova Measuring Instruments Ltd. *                                  300                  2,058
                                                                               ---------------
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.11%
Align Technology, Inc. *                                         1,500                 13,125
                                                                               ---------------
Pharmaceuticals - 7.49%
Alkermes, Inc. *                                                 8,500                260,440
AtheroGenics, Inc. *                                             1,000                  6,040
Chiron Corp. *                                                   5,000                240,050
COR Therapeutics, Inc. *                                         2,500                 77,500
Guilford Pharmaceuticals, Inc. *                                 4,000                 80,040
Millenium Pharmaceuticals, Inc. *                                5,000                186,000
Sepracor, Inc. *                                                 2,400                 63,264
Versicor, Inc. *                                                   500                  4,800
                                                                               ---------------
                                                                                      918,134
                                                                               ---------------
Printed Circuit Boards - 0.24%
Sanmina Corp. *                                                  1,000                 29,150
                                                                               ---------------
Radio Telephone Communications - 0.72%
McLeodUSA, Inc. - Class A *                                     10,000                 88,500
                                                                               ---------------
Roulston Emerging Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 87.25% - continued                          Shares                 Value

Retail - Eating Places - 4.08%
Cheesecake Factory, Inc. *                                       5,000              $ 190,300
Outback Steakhouse, Inc. *                                       4,000                115,960
P.F. Chang's China Bistro, Inc. *                                5,000                194,100
                                                                               ---------------
                                                                                      500,360
                                                                               ---------------
Semiconductors & Related Devices - 13.98%
Applied Micro Circuits Corp. *                                   3,000                 78,060
Avanex Corp. *                                                  10,200                146,982
Broadcom Corp. - Class A*                                        2,000                 83,120
C-Cube Microsystems, Inc. *                                     14,000                223,300
Elantec Semiconductor, Inc. *                                    1,600                 53,152
Microchip Technology, Inc. *                                     8,700                251,691
Pixelworks, Inc. *                                              25,000                567,500
PMC-Sierra, Inc. *                                               1,000                 41,600
Power Integrations, Inc. *                                       2,000                 37,320
TranSwitch Corp. *                                                 400                  6,940
TriQuint Semiconductor, Inc. *                                   3,000                 87,090
Vitesse Semiconductor Corp. *                                    4,000                135,600
                                                                               ---------------
                                                                                    1,712,355
                                                                               ---------------
Services - Unemployment Agencies - 2.76%
TMP Worldwide, Inc. *                                            7,000                337,680
                                                                               ---------------
Services - Business Services - 4.90%
ARTISTdirect, Inc. *                                               346                    173
eBay, Inc. *                                                    10,000                504,800
Redback Networks, Inc. *                                         5,000                 95,200
                                                                               ---------------
                                                                                      600,173
                                                                               ---------------
Services - Commercial Physical & Biological Research - 0.04%
Genaissance Pharmaceuticals, Inc. *                                400                  4,504
                                                                               ---------------
Services - Computer Integrated Systems Design - 0.22%
Commerce One, Inc. *                                             3,000                 27,660
                                                                               ---------------
Services - Computer Processing & Data Preparation - 0.95%
CSG Systems International, Inc. *                                2,000                116,420
                                                                               ---------------
Services - Computer Programming, Data Processing, Etc. - 0.63%
Red Hat, Inc. *                                                 15,000                 77,250
                                                                               ---------------
Services - Educational Services - 3.58%
Apollo Group, Inc. - Class A *                                   7,500                233,250
Corinthian Colleges, Inc. *                                      5,000                205,000
                                                                               ---------------
                                                                                      438,250
                                                                               ---------------
Services - Hospitals - 1.53%
RehabCare Group, Inc. *                                          5,000                187,750
                                                                               ---------------
Roulston Emerging Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 87.25% - continued                          Shares                 Value

Services - Prepackaged Software - 15.40%
Adobe Systems, Inc.                                              9,000              $ 404,280
Apropos Technology, Inc. *                                      10,300                 26,986
Ariba, Inc. *                                                   11,000                 85,030
Brocade Communications Systems, Inc. *                          10,500                398,895
i2 Technologies, Inc. *                                          1,000                 17,410
Internet Security Systems, Inc. *                                4,800                239,472
Macromedia, Inc. *                                               5,000                113,300
Micromuse, Inc. *                                                  650                 32,175
NetIQ Corp. *                                                    4,900                143,864
Openwave Systems, Inc. *                                         6,900                238,809
Saba Software, Inc. *                                           14,400                115,200
SpeechWorks International, Inc. *                                5,500                 70,950
                                                                               ---------------
                                                                                    1,886,371
                                                                               ---------------
Services - Specialty Outpatient Facilities - 2.58%
Caremark Rx, Inc. *                                              7,000                110,950
Express Scripts, Inc. - Class A *                                1,300                110,370
Orthodontic Centers of America, Inc. *                           3,500                 95,375
                                                                               ---------------
                                                                                      316,695
                                                                               ---------------
Special Industry Machinery - 1.69%
Varian Medical Systems, Inc. *                                   3,000                206,700
                                                                               ---------------
Telephone/Telegraph Apparatus & Optical Networks - 3.30%
CIENA Corp. *                                                    2,000                110,120
Corvis Corp. *                                                   1,950                 13,358
ONI Systems Corp. *                                              3,100                111,383
Research In Motion Ltd. *                                        5,000                169,600
                                                                               ---------------
                                                                                      404,461
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $14,577,091)                                             10,689,589
                                                                               ---------------
Government Securities - 10.95%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01        1,341,000              1,341,000
                                                                               ---------------
(Cost $1,341,000)

TOTAL INVESTMENTS - 98.20%  (Cost $15,918,091**)                                   12,030,589
                                                                               ---------------
Cash and other assets less liabilities - 1.80%                                        220,962
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                        $12,251,551
                                                                               ===============
*Non-income producing
** Also represents cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)
Common Stocks - 93.52%                                         Shares               Value

AUSTRALIA - 4.11%
National Commercial Banks - 2.98%
National Australia Bank, Ltd. (a)                               7,265             $ 555,773
National Australia Bank, Ltd.                                   1,000                15,374
                                                                                  ---------------
                                                                                    571,147
                                                                                  ---------------
Newspapers: Publishing or Publishing & Printing - 0.50%
News Corp., Ltd. (a)                                            2,500                96,000
                                                                                  ---------------
Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.63%
BHP Ltd. (a)                                                    5,500               120,340
                                                                                  ---------------
CANADA - 0.56%
Telephone & Telegraph Apparatus - 0.56%
Nortel Networks Corp.                                           7,000               107,100
                                                                                  ---------------
DENMARK - 0.06%
National Commercial Banks - 0.06%
Danske Bank Aktieselskab (a)                                      750                12,072
                                                                                  ---------------
FINLAND - 2.73%
Paper Mills - 1.84%
UPM-Kymmene Corp. (a)                                          11,000               352,000
                                                                                  ---------------
Radio & TV Broadcasting & Communications Equipment - 0.89%
Nokia Corp. (a)                                                 5,000               170,950
                                                                                  ---------------
FRANCE - 13.66%
Beverages (Alcoholic) - 0.61%
LVMH Moet Hennessy Louis Vuitton S.A. (a)                       9,500               116,375
                                                                                  ---------------
Chemicals & Allied Products - 1.56%
Aventis S.A. (a)                                                3,875                297,988
                                                                                  ---------------
Food & Kindred Products - 0.67%
Groupe Danone (a)                                               4,920                127,920
                                                                                  ---------------
Heavy Construction Other Than Building Construction
- Contractors - 1.43%
Bouygues Offshore S.A. (a)                                     11,000                272,800
                                                                                  ---------------
Household Audio & Video Equipment - 1.29%
Thomson Multimedia S.A. (a)                                     6,000                246,600
                                                                                  ---------------
Life Insurance - 2.14%
AXA (a)                                                         7,000                409,500
                                                                                  ---------------
Perfumes, Cosmetics & Other Toilet Preparations - 2.28%
L'Oreal S.A. (a)                                               30,000                436,449
                                                                                  ---------------
Petroleum Refining - 2.23%
TOTAL Fina Elf S.A. (a)                                         5,699                426,855
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                              Shares               Value

FRANCE - continued
Telephone & Telegraph Apparatus - 0.51%
Alcatel (a)                                                     3,000               $ 97,380
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 0.94%
Vivendi Universal S.A. (a)                                      2,600                179,907
                                                                                  ---------------
GERMANY - 9.88%
Chemicals & Allied Products - 1.14%
Bayer AG (a)                                                    5,185                217,426
                                                                                  ---------------
Electric & Other Services Combined - 0.03%
RWE AG (a)                                                        140                  5,411
                                                                                  ---------------
Electric Services - 1.84%
E. ON AG (a)                                                    7,000                353,150
                                                                                  ---------------
Electronic & Other Electrical Equipment & Components - 1.15%
Siemens AG (a)                                                  2,000                220,751
                                                                                  ---------------
Insurance Agents, Brokers & Services - 0.76%
Allianz AG (a) *                                                5,000                144,800
                                                                                  ---------------
National Commercial Banks - 3.91%
Commerzbank AG (a)                                              6,000                169,153
Deutsche Bank AG (a)                                            7,120                579,147
                                                                                  ----------------
                                                                                     748,300
                                                                                  ---------------
Plastics, Foil & Coated Paper Bags - 0.00%
Celanese AG (a)                                                    27                    549
                                                                                  ---------------
Services - Prepackaged Software - 1.05%
SAP AG (a)                                                      5,000                201,500
                                                                                  ---------------
HONG KONG - 1.69%
Services - Business Services - 1.69%
Hutchinson Whampoa, Ltd. (a)                                    6,000                324,080
                                                                                  ---------------
IRELAND - 1.83%
Pharmaceutical Preparations - 1.83%
Elan Corp. Plc (a) *                                            7,000                 351,050
                                                                                  ---------------
ITALY - 4.84%
Petroleum Refining - 3.62%
ENI S.p.A. (a)                                                 10,060                 692,631
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 1.22%
Telecom Italia S.p.A. (a)                                       2,125                 234,281
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                              Shares               Value

JAPAN - 15.87%
Beverages - 0.03%
Kirin Brewery Company, Ltd. (a)                                    50                $ 4,850
                                                                                  ---------------
Computer & Office Equipment - 1.05%
NEC Corp. (a)                                                   2,200                201,718
                                                                                  ---------------
Electronic & Other Electrical Equipment & Components - 1.06%
Hitachi, Ltd (a)                                                1,205                118,813
Matsushita Electric Industrial Co., Ltd. (a)                    5,000                 83,200
                                                                                  ---------------
                                                                                     202,013
                                                                                  ---------------
Electronic Components - 0.62%
TDK Corp. (a)                                                  2,000                 118,700
                                                                                  ---------------
Fire, Marine & Casualty Insurance - 1.36%
Tokio Marine & Fire Insurance Co., Ltd. (a)                    5,000                 261,250
                                                                                  ---------------
Games, Toys & Children's Vehicles - 0.07%
Nintendo Co., Ltd. (a)                                           660                  13,223
                                                                                  ---------------
Household Audio & Video Equipment - 4.03%
Pioneer Corp. (a)                                             10,000                 311,500
Sony Corp. (a)                                                 6,000                 459,900
                                                                                  ---------------
                                                                                     771,400
                                                                                  ---------------
Motor Vehicles & Passenger Car Bodies - 2.86%
Honda Motor Co., Ltd. (a)                                      5,000                 411,550
Toyota Motor Corp. (a)                                         2,000                 135,420
                                                                                  ---------------
                                                                                     546,970
                                                                                  ---------------
National Commercial Banks - 0.38%
Mitsubishi Tokyo Financial Group, Inc. (a)                     7,000                  72,100
                                                                                  ---------------
Perfumes, Cosmetics & Other Toilet Preparations - 0.04%
FANCL Corp.                                                      130                   7,472
                                                                                  ---------------
Personal Credit Institutions - 0.18%
AIFUL Corp.                                                      375                   34,879
                                                                                  ---------------
Photographic Equipment & Supplies - 1.62%
Canon, Inc. (a)                                                7,775                  310,611
                                                                                  ---------------
Retail - Miscellaneous General Merchandise Stores - 0.87%
Ito-Yokado Co., Ltd. (a)                                       3,000                  167,400
                                                                                  ---------------
Services - Business Services - 1.18%
Mitsui & Co., Ltd. (a)                                         2,000                  226,000
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 0.52%
Nippon Telegraph & Telephone Corp. (a)                         3,000                   98,760
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                             Shares                  Value

NETHERLANDS - 10.22%
Chemicals & Allied Products - 0.92%
Akzo Nobel N.V. (a)                                             4,210               $ 175,978
                                                                                  ---------------
Electronic & Other Electrical Equipment & Components - 1.65%
Koninklijke Philips Electronics N.V. (a)                       10,296                 317,117
                                                                                  ---------------
Life Insurance - 3.31%
AEGON N.V. (a)                                                  8,000                 271,440
ING Groep N.V. (a)                                              5,250                 362,198
                                                                                  ---------------
                                                                                      633,638
                                                                                  ---------------
Miscellaneous Publishing - 1.15%
Elsevier N.V. (a)                                               8,000                 220,000
                                                                                  ---------------
Periodicals: Publishing or Publishing & Printing - 0.43%
Wolters Kluwer N.V. (a)                                         3,000                  82,928
                                                                                  ---------------
Petroleum Refining - 1.24%
Royal Dutch Petroleom Co. (b)                                   4,000                  238,120
                                                                                  ---------------
Retail - Grocery Stores - 0.82%
Royal Ahold N.V. (a)                                            5,000                  158,150
                                                                                  ---------------
Special Industry Machinery - 0.70%
ASM Lithography Holding N.V. (b) *                              5,000                  135,350
                                                                                  ---------------
NEW ZEALAND - 0.56%
Telephone Communications (No Radio Telephone) - 0.56%
Telecom Corporation of New Zealand Ltd. (a)                     5,000                  108,000
                                                                                  ---------------
NORWAY - 0.52%
Crude Petroleum & Natural Gas - 0.52%
Norsk Hydro ASA (a)                                             2,330                   99,747
                                                                                  ---------------
SINGAPORE - 0.18%
National Commercial Banks - 0.18%
DBS Group Holdings Ltd. (a)                                     1,000                   34,916
                                                                                  ---------------
SPAIN - 4.87%
Electric Services - 0.56%
Endesa S.A. (a)                                                 6,355                   107,717
                                                                                  ---------------
National Commercial Banks - 1.62%
Banco Bilbao Vizcaya Argentaria, S.A. (a)                      22,000                   310,420
                                                                                  ---------------
Petroleum Refining - 0.23%
Repsol YPF, S.A. (a)                                            2,420                    44,189
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 2.46%
Telefonica, S.A. (a) *                                          9,385                   471,690
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                                Shares               Value

SWEDEN - 0.61%
Motor Vehicles & Passenger Car Bodies - 0.44%
Volvo AB (a)                                                    5,000                 $ 83,800
                                                                                  ---------------
Radio & TV Broadcasting & Communications Equipment - 0.17%
Telefonaktiebolaget LM Ericsson  (a)                            5,000                   32,150
                                                                                  ---------------
SWITZERLAND - 5.51%
Food & Kindred Products - 0.06%
Nestle S.A. (a)                                                   115                   11,905
                                                                                 ---------------
National Commercial Banks - 2.38%
UBS AG (a)                                                      3,000                  455,400
                                                                                 --------------
Pesticides & Agricultural Chemicals - 0.10%
Syngenta AG (a) *                                               1,841                   18,631
                                                                                 ---------------
Pharmaceutical Preparations - 2.97%
Novartis AG (a)                                                 9,000                  352,350
Roche Holding Ltd. (a)                                          3,000                  215,468
                                                                                 ---------------
                                                                                       567,818
                                                                                 ---------------
UNITED KINGDOM - 15.82%
Air Transportation, Scheduled - 1.06%
British Airways Plc (a)                                         4,000                  202,600
                                                                                 ---------------
Beverages (Alcoholic) - 0.55%
Diageo Plc (a)                                                  2,500                  104,750
                                                                                 ---------------
Bottled & Canned Soft Drinks & Carbonated Waters - 0.72%
Cadbury Schweppes Plc (a)                                       5,500                  137,225
                                                                                 ---------------
Chemicals & Allied Products - 0.25%
Imperial Chemical Industries Plc (a)                            2,000                   47,960
                                                                                 ---------------
Food & Kindred Products - 0.79%
Unilever Plc (a)                                                5,000                  151,850
                                                                                 ---------------
Information Retrieval Services - 2.35%
Reuters Group Plc (a)                                           5,000                  450,450
                                                                                 ---------------
National Commercial Banks - 3.72%
Barclays Plc (a)                                                3,500                  451,850
HSBC Holdings Plc (a)                                           3,970                  259,400
                                                                                 ---------------
                                                                                       711,250
                                                                                 ---------------
Petroleum Refining - 2.83%
BP Plc (a)                                                     10,000                  540,800
                                                                                 ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                             Shares               Value

UNITED KINGDOM - continued
Pharmaceutical Preparations - 2.76%
AstraZeneca Plc (a)                                             6,258               $ 297,380
GlaxoSmithKline Plc (a)                                         4,312                 230,994
                                                                                 ---------------
                                                                                      528,374
                                                                                 ---------------
Radio Telephone Communications - 0.79%
Vodafone Group Plc (a)                                          5,000                 151,400
                                                                                 ---------------
TOTAL COMMON STOCKS (Cost $19,468,573)                                             17,906,981
                                                                                 ---------------
Government Securities - 3.20%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01         612,000                 612,000
                                                                                 ---------------
(Cost $612,000)

TOTAL INVESTMENTS - 96.72%  (Cost $20,080,573**)                                   18,518,981
                                                                                 ---------------
Cash and other assets less liabilities - 3.28%                                        627,930
                                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                                         19,146,911
                                                                                 ===============
* Non-income producing
** Also represents cost for Federal income tax purposes.
(a) American Depository Receipt/American Depository Shares
(b) New York Registry Shares

See accompanying notes which are an integral part of the financial statements.

Roulston Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited)
Common Stocks - 94.88%                                       Shares               Value

Aircraft Engines & Engine Parts - 1.52%
United Technologies Corp.                                         5,000           $ 390,400
                                                                              --------------
Beverages - 3.27%
Pepsi Bottling Group, Inc.                                       10,000             400,200
PepsiCo, Inc.                                                    10,000             438,100
                                                                              --------------
                                                                                    838,300
                                                                              --------------
Communications Equipment - 0.05%
McDATA Corp. - Class A *                                            596              13,607
                                                                              --------------
Computer & Office Equipment - 3.92%
International Business Machines Corp.                             5,000             575,700
Lexmark International, Inc. *                                     7,000             430,010
                                                                              --------------
                                                                                  1,005,710
                                                                              --------------
Computer Communications Equipment - 1.72%
Cisco Systems, Inc. *                                            19,000             322,620
Juniper Networks, Inc. *                                          2,000             118,060
                                                                              --------------
                                                                                    440,680
                                                                              --------------
Computer Storage Devices - 4.05%
EMC Corp. *                                                      26,200           1,037,520
                                                                              --------------
Crude Petroleum & Natural Gas - 3.68%
Apache Corp.                                                      5,700             364,572
Dynegy, Inc. - Class A                                           10,000             578,500
                                                                              --------------
                                                                                    943,072
                                                                              --------------
Electric Services - 2.89%
Calpine Corp. *                                                      13,000         740,870
                                                                              --------------
Electromedical & Electrotherapeutic Apparatus - 0.87%
Medtronic, Inc.                                                   5,000             223,000
                                                                              --------------
Electronic & Other Electrical Equipment
  (No Computer Equipment) - 5.65%
General Electric Co.                                             30,000           1,448,100
                                                                              --------------
Electronic Computers - 0.80%
Sun Microsystems, Inc. *                                         12,000             205,440
                                                                              --------------
Federal & Federally-Sponsored Credit Agencies - 1.88%
Fannie Mae                                                        6,000             481,560
                                                                              --------------
Finance Services - 1.66%
American Express Co.                                             10,000             424,400
                                                                              --------------
Roulston Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 94.88% - continued                           Shares               Value

General Industrial Machinery & Equipment - 5.20%
Tyco International Ltd.                                          25,000         $ 1,334,250
                                                                              --------------
Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.37%
Cintas Corp.                                                      8,000             350,480
                                                                              --------------
National Commercial Banks & Credit Cards - 5.23%
Citigroup, Inc.                                                  13,533             665,147
MBNA Corp.                                                       10,000             356,500
Providian Financial Corp.                                         6,000             319,800
                                                                              --------------
                                                                                  1,341,447
                                                                              --------------
Pharmaceuticals - 12.58%
ALZA Corp. *                                                     15,000             685,800
Elan Corp. Plc * (a)                                              7,000             351,050
Johnson & Johnson                                                 6,500             627,120
Pfizer, Inc.                                                     30,000           1,299,000
Pharmacia Corp.                                                   5,000             261,300
                                                                              --------------
                                                                                  3,224,270
                                                                              --------------
Retail - Drug Stores & Proprietary Stores - 2.30%
CVS Corp.                                                        10,000             589,500
                                                                              --------------
Retail - Eating Places - 1.24%
Outback Steakhouse, Inc. *                                       11,000             318,890
                                                                              --------------
Retail - Family Clothing Stores - 1.22%
TJX Companies, Inc.                                              10,000             313,300
                                                                              --------------
Retail - Home Furniture, Furnishings & Equipment - 1.10%
Bed, Bath & Beyond, Inc. *                                       10,000             283,200
                                                                              --------------
Retail - Lumber & Other Building Materials Dealers - 5.61%
Home Depot, Inc.                                                 10,500             494,550
Lowe's Companies, Inc.                                           15,000             945,000
                                                                              --------------
                                                                                  1,439,550
                                                                              --------------
Retail - Radio, TV & Consumer Electronics Stores - 0.78%
RadioShack Corp.                                                  6,500             199,095
                                                                              --------------
Retail - Women's Clothing Stores - 0.98%
Talbots, Inc.                                                     6,000             251,100
                                                                              --------------
Semiconductors & Related Devices - 2.34%
Atmel Corp. *                                                    20,000             277,800
QLogic Corp. *                                                    2,000              85,780
Xilinx, Inc. *                                                    5,000             237,350
                                                                              --------------
                                                                                    600,930
                                                                              --------------
Services - Advertising Agencies - 1.20%
Omnicom Group, Inc.                                               3,500             307,475
                                                                              --------------
Services - Computer Programming, Data Processing, Etc. - 0.98%
AOL Time Warner, Inc. *                                           5,000             252,500
                                                                              --------------
Roulston Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 94.88% - continued                           Shares               Value

Services - Engineering, Accounting, Research, Management - 2.05%
Paychex, Inc.                                                    15,250           $ 527,040
                                                                              --------------
Services - Prepackaged Software - 2.64%
Adobe Systems, Inc.                                              11,000             494,120
Siebel Systems, Inc. *                                            4,000             182,320
                                                                              --------------
                                                                                    676,440
                                                                              --------------
Services - Specialty Outpatient Facilities - 1.66%
Express Scripts, Inc. - Class A *                                 5,000             424,500
                                                                              --------------
Surgical & Medical Instruments & Apparatus - 5.79%
Baxter International, Inc.                                        6,000             546,900
Stryker Corp.                                                    15,800             936,782
                                                                              --------------
                                                                                  1,483,682
                                                                              --------------
Telephone/Telegraph Apparatus & Optical Networks - 2.85%
ADC Telecommunications, Inc. *                                   19,000             142,690
CIENA Corp. *                                                     4,000             220,240
Corning, Inc.                                                    16,700             366,899
                                                                              --------------
                                                                                    729,829
                                                                              --------------
Wholesale - Drugs Proprietaries & Druggists' Sundries - 3.94%
Cardinal Health, Inc.                                            15,000           1,011,000
                                                                              --------------
Women's, Misses' & Juniors Outerwear - 1.86%
Jones Apparel Group, Inc. *                                      12,000             476,880
                                                                              --------------

TOTAL COMMON STOCKS (Cost $23,079,031)                                         $ 24,328,017
                                                                              --------------
Government Securities - 4.68%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01         1,199,000           1,199,000
                                                                              --------------
(Cost $1,199,000)

TOTAL INVESTMENTS - 99.56%  (Cost $24,278,031**)                                 25,527,017
                                                                              --------------
Cash and other assets less liabilities - 0.44%                                      113,152
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                     $ 25,640,169
                                                                              ==============
* Non-income producing
** Also represents cost for Federal income tax purposes.
(a) American Depositary Receipt / American Depositary Share

See accompanying notes which are an integral part of the financial statements.

Roulston Growth and Income Fund
Schedule of Investments - April  30, 2001 (Unaudited)
Common Stocks - 96.05%                                          Shares            Value

Abrasive, Asbestos & Miscellaneous Non-Metallic
  Mineral Products - 1.69%
Minnesota Mining & Manufacturing Co.                               2,100          $ 249,921
                                                                              --------------
Air Transportation, Scheduled - 1.11%
Southwest Airlines Co.                                             9,000            163,890
                                                                              --------------
Aircraft - 2.47%
Boeing Co.                                                         3,000            185,400
Northrop Grumman Corp.                                             2,000            180,500
                                                                              --------------
                                                                                    365,900
                                                                              --------------
Beverages - 1.77%
PepsiCo, Inc.                                                      6,000            262,860
                                                                              --------------
Computer & Office Equipment - 1.84%
Hewlett-Packard Co.                                                3,500             99,505
International Business Machines Corp.                              1,500            172,710
                                                                              --------------
                                                                                    272,215
                                                                              --------------
Crude Petroleum & Natural Gas - 2.19%
Apache Corp.                                                        2,500           159,900
Burlington Resources, Inc.                                          3,500           165,235
                                                                              --------------
                                                                                    325,135
                                                                              --------------
Dolls & Stuffed Toys - 1.52%
Mattel, Inc.                                                      14,000            226,100
                                                                              --------------
Drilling Oil & Gas Wells - 1.10%
Transocean Sedco Forex, Inc.                                       3,000            162,840
                                                                              --------------
Electric & Other Services Combined - 3.50%
Alliant Energy Corp.                                              10,000            312,000
Exelon Corp.                                                       3,000            207,150
                                                                              --------------
                                                                                    519,150
                                                                              --------------
Electric Services - 5.46%
Dominion Resources, Inc.                                           4,000            273,960
Duke Energy Corp.                                                  7,000            327,320
TECO Energy, Inc.                                                  6,500            207,935
                                                                              --------------
                                                                                    809,215
                                                                              --------------
Federal & Federally-Sponsored Credit Agencies - 1.89%
Fannie Mae                                                         3,500            280,910
                                                                              --------------
Finance Services - 1.72%
American Express Co.                                               6,000            254,640
                                                                              --------------
Fire, Marine & Casualty Insurance - 5.79%
American International Group, Inc.                                 6,000            490,800
Chubb Corp.                                                        5,500            367,125
                                                                              --------------
                                                                                    857,925
                                                                              --------------
Roulston Growth and Income Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 96.05% - continued                               Shares           Value

General Industrial Machinery & Equipment - 1.07%
Illinois Tool Works, Inc.                                           2,500         $ 158,450
                                                                              --------------
Hotels & Motels - 1.24%
Marriott International, Inc. - Class A                              2,500           183,520
                                                                              --------------
Industrial Inorganic Chemicals - 0.81%
OM Group, Inc.                                                     2,200            120,340
                                                                              --------------
Insurance Agents, Brokers & Services - 2.28%
Marsh & McLennan Companies, Inc.                                   3,500            337,540
                                                                              --------------
Life Insurance - 1.97%
AXA (a)                                                            5,000            292,500
                                                                              --------------
Miscellaneous Chemical Products - 0.72%
Great Lakes Chemical Corp.                                         3,400            106,862
                                                                              --------------
Motor Vehicle Parts & Accessories - 1.48%
Honeywell International, Inc.                                      4,500            219,960
                                                                              --------------
Motor Vehicles & Passenger Car Bodies - 1.49%
Ford Motor Co.                                                     7,500            221,100
                                                                              --------------
National Commercial Banks - 11.89%
Citigroup, Inc.                                                   10,666            524,234
J.P. Morgan Chase & Co.                                           11,000            527,780
Mellon Financial Corp.                                             8,500            347,905
Wells Fargo & Co.                                                  7,700            361,669
                                                                              --------------
                                                                                  1,761,588
                                                                              --------------
Natural Gas Transmission - 1.66%
El Paso Corp.                                                      3,575            245,960
                                                                              --------------
Paper Mills - 0.83%
Boise Cascade Corp.                                                 3,500           122,430
                                                                              --------------
Paperboard Mills - 0.72%
Mead Corp.                                                         3,800            107,160
                                                                              --------------
Perfumes, Cosmetics & Other Toilet Preparations - 0.86%
Avon Products, Inc.                                                3,000            126,960
                                                                              --------------
Petroleum Refining - 3.09%
BP Plc (a)                                                         4,000            216,320
Chevron Corp.                                                      2,500            241,400
                                                                              --------------
                                                                                    457,720
                                                                              --------------
Pharmaceuticals - 7.58%
American Home Products Corp.                                       6,500            375,375
Johnson & Johnson                                                  4,500            434,160
Pharmacia Corp.                                                    6,000            313,560
                                                                              --------------
                                                                                  1,123,095
                                                                              --------------
Roulston Growth and Income Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 96.05% - continued                               Shares           Value

Primary Production of Aluminum - 0.84%
Alcoa, Inc.                                                        3,000          $ 124,200
                                                                              --------------
Real Estate Investment Trusts - 1.04%
Kimco Realty Corp.                                                 3,500            154,000
                                                                              --------------
Retail - Drug Stores & Proprietary Stores - 2.39%
CVS Corp.                                                          6,000            353,700
                                                                              --------------
Retail - Lumber & Other Building Materials Dealers - 2.12%
Lowe's Companies, Inc.                                             5,000            315,000
                                                                              --------------
Retail - Variety Stores - 3.11%
Target Corp.                                                      12,000            461,400
                                                                              --------------
Retail - Women's Clothing Stores - 2.07%
The Limited, Inc.                                                  7,000            118,440
Talbots, Inc.                                                      4,500            188,325
                                                                              --------------
                                                                                    306,765
                                                                              --------------
Search, Detection, Navigation, Guidance, Aeronautical
  Systems & Equipment - 0.80%
Raytheon Co. - Class B                                             4,000            118,120
                                                                              --------------
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.82%
Procter & Gamble Co.                                               4,500            270,225
                                                                              --------------
State Commercial Banks - 2.71%
Bank of New York Co., Inc.                                         8,000            401,600
                                                                              --------------
Surgical & Medical Instruments & Apparatus - 1.84%
Baxter International, Inc.                                         3,000            273,450
                                                                              --------------
Telephone Communications (No Radio Telephone) - 3.56%
BellSouth Corp.                                                    6,000            251,760
Verizon Communications, Inc.                                       5,000            275,350
                                                                              --------------
                                                                                    527,110
                                                                              --------------
Trucking & Courier Services (No Air) - 0.78%
United Parcel Service, Inc. - Class B                              2,000            114,900
                                                                              --------------
Water Transportation - 1.90%
Tidewater, Inc.                                                    6,000            281,220
                                                                              --------------
Women's, Misses' & Juniors Outerwear - 1.33%
Liz Claiborne, Inc.                                                4,000            196,640
                                                                              --------------

TOTAL COMMON STOCKS (Cost $12,454,111)                                         $ 14,234,216
                                                                              --------------
Roulston Growth and Income Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Government Securities - 3.87%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01            574,000            574,000
                                                                              --------------
(Cost $574,000)

TOTAL INVESTMENTS - 99.92%  (Cost $13,028,111**)                                 14,808,216
                                                                              --------------
Cash and other assets less liabilities - 0.08%                                       11,629
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                     $ 14,819,845
                                                                              ==============
** Also represents cost for Federal income tax purposes.
(a) American Depositary Receipt / American Depositary Share

See accompanying notes which are an integral part of the financial statements.

ROULSTON GOVERNMENT SECURITIES FUND
Schedule of Investments - April 30, 2001 (Unaudited)
FIXED INCOME SECURITIES - 97.24%
                                                            Principal
Corporate Bonds - 27.88%                                      Amount             Value

Business Credit Institutions - 1.52%
Private Export Funding Corp., 5.75%, 01/15/08                 1,000,000          $ 1,001,579
                                                                            -----------------
Computer & Office Equipment - 0.39%
Hewlett Packard Co., 7.15%, 06/15/05                            250,000              259,411
                                                                            -----------------
Electronic Computers - 1.56%
Sun Microsystems, Inc., 7.35%, 08/15/04                       1,000,000            1,027,346
                                                                            -----------------
Finance Services - 2.37%
HSBC Finance Nederland B.V., 7.40%, 04/15/03                  1,000,000            1,034,670
Morgan Stanley Dean Witter & Co.,7.75%, 06/15/05                500,000              529,779
                                                                            -----------------
                                                                                   1,564,449
                                                                            -----------------
Household Furniture - 1.59%
Leggett & Platt, Inc. 7.65%, 02/15/05                         1,000,000            1,046,976
                                                                            -----------------

Industrial Instruments for Measurement, Display & Control - 0.41%
Emerson, 7.875%, 06/01/05                                       250,000              269,359
                                                                            -----------------
Motor Vehicles & Passenger Car Bodies - 3.12%
DaimlerChrysler AG, 7.125%, 04/10/03                          1,000,000            1,025,811
DaimlerChrysler AG, 7.25%, 01/18/06                           1,000,000            1,028,112
                                                                            -----------------
                                                                                   2,053,923
                                                                            -----------------
National Commercial Banks - 1.94%
Citigroup, Inc., 5.80%, 03/15/04                              1,000,000            1,014,842
Wells Fargo & Co., 7.20%, 05/01/03                              250,000              259,767
                                                                            -----------------
                                                                                   1,274,609
                                                                            -----------------
Personal Credit Institutions - 6.30%
Ford Motor Credit Co., 7.50%, 06/15/03                        1,000,000            1,039,814
General Electric Capital Corp., 7.50%, 05/15/05               1,000,000            1,068,418
General Electric Capital Corp., 6.50%, 11/01/06               1,000,000            1,033,016
General Motors Acceptance Corp., 6.75%, 01/15/06              1,000,000            1,011,682
                                                                            -----------------
                                                                                   4,152,930
                                                                            -----------------
Radio Telephone Communications - 3.17%
Deutsche Telekom AG, 7.75%, 06/15/05                          1,000,000            1,035,544
Vodafone Group Plc, 7.625%, 02/15/05                          1,000,000            1,052,858
                                                                            -----------------
                                                                                   2,088,402
                                                                            -----------------
Security Brokers, Dealers & Flotation Companies - 0.80%
Goldman Sachs Group, Inc., 7.625%, 08/17/05                     500,000              527,639
                                                                            -----------------
Services - Computer Integrated Systems Design - 1.57%
Computer Sciences Corp., 7.50% 08/08/05                       1,000,000            1,033,538
                                                                            -----------------
Soap, Detergent, Cleaning Preparations, Perfumes,
 Cosmetics - 1.58%
Procter & Gamble Co., 6.60%, 12/15/04                         1,000,000            1,042,856
                                                                            -----------------
ROULSTON GOVERNMENT SECURITIES FUND
Schedule of Investments - April 30, 2001 (Unaudited) - continued

                                                            Principal
Corporate Bonds - 27.88% - continued                          Amount             Value

Telephone Communications (No Radio Telephone) - 1.56%
WorldCom, Inc., 7.875%, 05/15/03                              1,000,000          $ 1,026,844
                                                                            -----------------
TOTAL CORPORATE BONDS                                                             18,369,861
                                                                            -----------------
U.S. Government Agency Obligations - 15.46%

Federal Home Loan Mortgage Corp - 9.37%
7.00%, 02/15/03                                               1,000,000            1,040,824
7.375%, 05/15/03                                              1,000,000            1,051,723
6.375%, 11/15/03                                              2,000,000            2,071,396
5.125%, 10/15/08                                              2,100,000            2,008,285
                                                                            -----------------
                                                                                   6,172,228
                                                                            -----------------
Fannie Mae - 4.57%
6.00%, 12/15/05                                               2,000,000            2,049,956
5.25%, 01/15/09                                               1,000,000              962,700
                                                                            -----------------
                                                                                   3,012,656
                                                                            -----------------
Supra National Banks - 1.52%
Inter-American Development Bank, 5.375%, 01/18/06             1,000,000            1,000,676
                                                                            -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          10,185,560
                                                                            -----------------
U.S. Government Obligations - 53.90%

U.S. Treasury Bonds - 5.73%
5.375%, 02/15/31                                              4,000,000            3,773,752
                                                                            -----------------
U.S. Treasury Notes - 48.17%
6.50%, 05/15/05                                               3,000,000            3,182,430
6.75%, 05/15/05                                               7,000,000            7,485,884
6.50%, 08/15/05                                               4,000,000            4,251,068
6.875%, 05/15/06                                              3,000,000            3,255,183
6.50%, 10/15/06                                               3,500,000            3,741,720
6.625%, 05/15/07                                              4,500,000            4,852,832
5.75%, 08/15/10                                               2,000,000            2,050,920
5.00%, 02/15/11                                               3,000,000            2,925,003
                                                                            -----------------
                                                                                  31,745,040
                                                                            -----------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                                 35,518,792
                                                                            -----------------
TOTAL FIXED INCOME SECURITIES (Cost $61,743,104)                                  64,074,213
                                                                            -----------------
Short-Term Government Securities - 0.79%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01           524,000              524,000
                                                                            -----------------
(Cost $524,000)

TOTAL INVESTMENTS - 98.03%  (Cost $62,267,104**)                                  64,598,213
                                                                            -----------------
Cash and other assets less liabilities - 1.97%                                     1,295,769
                                                                            -----------------
TOTAL NET ASSETS - 100.00%                                                      $ 65,893,982
                                                                            =================
** Also represents cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
STATEMENT OF ASSETS AND LIABILITIES - April 30, 2001 (Unaudited)

                                     ROULSTON       ROULSTON      ROULSTON      ROULSTON     ROULSTON
                                  EMERGING        INTERNATIONAL   GROWTH       GROWTH AND   GOVERNMENT
                                   GROWTH FUND     EQUITY FUND     FUND        INCOME FUND  SECURITIES FUND
Assets:
Investments in securities at value
  (cost $15,918,091, 20,080,573,
        24,278,031, 13,028,111,
        62,267,104, respectively)$12,030,589      $18,518,981   $25,527,017   $14,808,216   $64,598,213
Cash                                  63,618           8,064         6,155       288,878             0
Receivable for capital stock sold    947,259         617,836       199,335        25,378       371,253
Receivable for securities sold             0               0         9,690       143,950        52,000
Receivable from Adviser                    0               0        21,933             0             0
Dividends and interest receivable          0          36,510         6,560        22,098     1,285,458
Other assets                           3,120          24,259         5,209         1,403        11,545
                                 ------------     -----------   -----------   -----------   -----------
     Total assets                 13,044,586      19,205,650    25,775,899    15,289,923    66,318,469
                                 ------------     -----------   -----------   -----------   -----------
Liabilities:
Payable for capital stock redeemed    73,529           2,500        89,232        92,150        80,098
Payable for securities purchased     665,917               0             0       336,940             0
Accrued expenses                      52,504          45,353        46,498        31,302             0
Payable to adviser                     1,085          10,886             0         9,686        14,320
Distributions payable                      0               0             0             0       330,069
                                 ------------     -----------   -----------   -----------   -----------
     Total liabilities               793,035          58,739       135,730       470,078       424,487
                                 ------------     -----------   -----------   -----------   -----------
Net Assets:
Applicable to 872,163, 1,762,992,
  2,467,838, 1,222,995 and
  6,591,062 shares outstanding,
  respectively                   $12,251,551      $19,146,911   $25,640,169   $14,819,845   $65,893,982
                                 ============     ===========   ===========   ===========   ===========
Net Assets Consist of:
Capital paid-in                   25,104,005      20,957,169    27,605,937    14,480,048    63,744,864
Undistributed net investment
  income (loss)                      (92,761)        (91,284)      (72,273)     (182,779)       (3,106)
Accumulated net realized gain
  (loss) on investments           (8,872,191)       (157,701)   (3,142,481)   (1,257,529)     (178,885)
Net unrealized appreciation
  (depreciation) on: Investments  (3,887,502)     (1,561,592)    1,248,986     1,780,105     2,331,109
  Translation of assets and
    liabilities in foreign currencies      0             319             0             0             0
                                 ------------     -----------   -----------   -----------   -----------
                                 $12,251,551      $19,146,911   $25,640,169   $14,819,845   $65,893,982
                                 ============     ===========   ===========   ===========   ===========
Net asset value, offering and
  redemption price per share         $ 14.05         $ 10.86       $ 10.39       $ 12.12       $ 10.00
                                 ============     ===========   ===========   ===========   ===========

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
STATEMENT OF OPERATIONS
                                For the Six Months Ended April 30, 2001 (Unaudited)

                                ROULSTON       ROULSTON      ROULSTON      ROULSTON    ROULSTON
                                EMERGING     INTERNATIONAL    GROWTH       GROWTH     GOVERNMENT
                                 GROWTH         EQUITY         FUND       AND INCOME  SECURITIES
                                  FUND           FUND                       FUND          FUND

Investment Income:
Dividends                          $ 6,741      $115,397  (a) $ 74,351    $117,622    $         0
Interest                            40,167        13,908        17,281      13,639      1,991,789
                              -------------    ----------   -----------   ---------    -----------
     Total investment income        46,908       129,305        91,632     131,261      1,991,789
                              -------------    ----------   -----------   ---------    -----------
Expenses:
Investment advisory fees
  (Note 3)                          55,689        68,775       103,122      52,655         76,469
Distribution expense (Note 3)       15,593        19,257        28,874      14,743         64,234
Administration expense              10,193         7,736        14,776       7,698         18,447
Transfer agent fees                 19,819        20,232        22,706      12,924         24,397
Legal fees                           7,084         5,287         5,931       4,480          7,439
Pricing fees                        10,549         8,927         8,954       9,237         10,712
Registration expenses                6,087        11,826         6,342       5,611          6,447
Custodian fees                       3,984        10,712         4,399       3,586          7,935
Printing fees                        1,655         4,215         2,071       1,911          4,463
Auditing fees                        4,157         2,519         4,457       3,904          6,199
Insurance fees                       1,106           679         2,028       2,111          1,984
Trustee fees                         4,468         1,488         1,980       1,279          2,976
Miscellaneous expenses               4,040         2,915         1,951           0          4,284
                              -------------    ----------   -----------   ---------    -----------
     Total expenses                144,424       164,568       207,591     120,139        235,986
Expenses reimbursed (Note 3)        (4,755)            0       (43,686)    (14,829)             0
                              -------------    ----------   -----------   ---------    -----------
     Net expenses                  139,669       164,568       163,905     105,310        235,986
                              -------------    ----------   -----------   ---------    -----------
Net Investment Income/(Loss)       (92,761)      (35,263)      (72,273)     25,951      1,755,803
                              -------------    ----------   -----------   ---------    -----------
Realized and Unrealized
  Gain/(Loss) on Investments:
Net realized gain/(loss) on:
  investments                   (8,812,882)     (155,250)   (2,486,499)    703,243        362,039
  options transactions                   0             0        64,098           0              0
Net change in unrealized
 appreciation/(depreciation) on:
  investments                   (5,174,534)     (729,142)   (5,618,163)   (754,778)     1,050,580
  foreign currency translation           0           319             0           0              0
                              -------------    ----------   -----------   ---------    -----------
Net realized and unrealized
  gain/(loss) on investments   (13,987,416)     (884,073)   (8,040,564)    (51,535)     1,412,619
                              -------------    ----------   -----------   ---------    -----------
Increase/(Decrease) in Net
  Assets from Operations      $(14,080,177)    $(919,336)   $(8,112,837)  $ (25,584)   $3,168,422
                              =============    ==========   ===========   =========    ===========

(a) Dividends are net of $65 of foreign taxes witheld.

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                           ROULSTON                  ROULSTON                 ROULSTON
                                        EMERGING GROWTH           INTERNATIONAL                GROWTH
                                             FUND                  EQUITY FUND                  FUND
                                 ---------------------------------------------------------------------------------
                                  Six Months                 Six Months                 Six Months
                                    Ended          Year        Ended          Year        Ended          Year
                                   4/30/01        Ended       4/30/01        Ended       4/30/01        Ended
                                 (Unaudited)     10/31/00   (Unaudited)     10/31/00   (Unaudited)     10/31/00
                                 ---------------------------------------------------------------------------------
Operations:
Net investment income/(loss)        $ (92,761)   $ (196,263)   $ (35,263)        $ 964    $ (72,273)   $ (245,926)
Net realized gain/(loss) on
  investments                      (8,812,882)      (62,373)    (155,250)      103,404   (2,422,401)    2,787,110
Net change in unrealized
  appreciation (depreciation) on:
  investments                      (5,174,534)      771,683     (729,142)     (931,776)  (5,618,163)    3,830,393
  foreign currency translation              0             0          319             0            0             0
                                 ------------- -------------------------- -------------------------- -------------
Increase/(Decrease) in net assets (14,080,177)      513,047     (919,336)     (827,408)  (8,112,837)    6,371,577
                                 ------------- -------------------------- -------------------------- -------------
Dividends and Distributions
  to Shareholders:
From net investment income                  0             0            0       (55,252)           0             0
From net realized gains                     0      (197,857)    (103,318)      (21,990)  (2,541,093)   (1,292,477)
                                 ------------- -------------------------- -------------------------- -------------
Total distributions                         0      (197,857)    (103,318)      (77,242)  (2,541,093)   (1,292,477)
                                 ------------- -------------------------- -------------------------- -------------
Capital Share Transactions:
Proceeds from shares sold          31,936,073    29,313,198   11,305,865    27,936,155    8,971,412    32,548,193
Reinvestment of dividends                   0       197,568      102,598        76,689    2,492,993     1,281,949
Amount paid for repurchase
  of shares                       (29,875,509)   (8,838,296) (12,101,742)   (8,918,034)  (8,595,804)  (41,895,291)
                                 ------------- -------------------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions              2,060,564    20,672,470     (693,279)   19,094,810    2,868,601    (8,065,149)
                                 ------------- -------------------------- -------------------------- -------------
Total increase (decrease) in
  net assets                      (12,019,613)   20,987,660   (1,715,933)   18,190,160   (7,785,329)   (2,986,049)

Net Assets:
Beginning of period                24,271,164     3,283,504   20,862,844     2,672,684   33,425,498    36,411,547
                                 ------------- -------------------------- -------------------------- -------------
End of period                    $ 12,251,551   $24,271,164 $ 19,146,911  $ 20,862,844 $ 25,640,169  $ 33,425,498
                                 ============= ========================== ========================== =============
Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                  $ (92,761)   $       0     $ (91,281)    $ (56,018)   $ (72,273)   $       0
                                 ------------- -------------------------- -------------------------- -------------
Capital Share Transactions:
Shares sold                         2,274,392       866,096    1,027,461     2,302,456      783,560     2,284,007
Shares issued on reinvestment
  of dividends                              0         7,288        9,104         6,224      194,613       100,624
Shares repurchased                 (2,175,568)     (269,693)  (1,092,141)     (742,320)    (747,341)   (3,003,110)
                                 ------------- -------------------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions                 98,824       603,691      (55,576)    1,566,360      230,832      (618,479)
                                 ============= ========================== ========================== =============

ROULSTON FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                        ROULSTON                     ROULSTON
                                    GROWTH AND INCOME              GOVERNMENT
                                         FUND                    SECURITIES FUND
                                 ------------------------------------------------------
                                  Six Months                 Six Months
                                    Ended          Year        Ended         Year
                                   4/30/01        Ended       4/30/01        Ended
                                 (Unaudited)     10/31/00   (Unaudited)     10/31/00
                                 ------------------------------------------------------
Operations:
Net investment income (loss)         $ 25,951      $ 79,245  $ 1,755,803   $ 2,249,020
Net realized gain/(loss) on
  investments                         703,243    (1,248,294)     362,039      (403,500)
Net change in unrealized
  appreciation (depreciation) on:
  investments                        (754,778)      673,226    1,050,580     1,284,447
                                 ------------- -------------------------- -------------
Increase/Decrease in net assets       (25,584)     (495,823)   3,168,422     3,129,967
                                 ------------- -------------------------- -------------
Dividends and Distributions
  to Shareholders:
From net investment income           (218,449)      (40,906)  (1,756,631)   (2,251,297)
From net realized gains                     0    (5,422,162)           0             0
                                 ------------- -------------------------- -------------
Total distributions                  (218,449)   (5,463,068)  (1,756,631)   (2,251,297)
                                 ------------- -------------------------- -------------
Capital Share Transactions:
Proceeds from shares sold           3,235,838     6,506,301   18,488,708    56,663,444
Reinvestment of dividends             207,057     5,278,830    1,052,935     1,511,561
Amount paid for repurchase
  of shares                        (2,292,083)  (21,783,348)  (9,166,475)  (17,684,899)
                                 ------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions              1,150,812    (9,998,217)  10,375,168    40,490,106
                                 ------------- -------------------------- -------------
Total increase (decrease) in
  net assets                          906,779   (15,957,108)  11,786,959    41,368,776

Net Assets:
Beginning of period                13,913,066    29,870,174   54,107,023    12,738,247
                                 ------------- -------------------------- -------------
End of period                    $ 14,819,845   $13,913,066 $ 65,893,982  $ 54,107,023
                                 ============= ========================== =============
Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                 $ (182,779)      $ 9,719     $ (3,106)     $ (2,278)
                                 ------------- -------------------------- -------------
Capital Share Transactions:
Shares sold                           251,112       568,123    1,847,770     5,660,049
Shares issued on reinvestment
  of dividends                         16,618       463,934      105,294       157,051
Shares repurchased                   (189,800)   (1,894,926)    (913,527)   (1,573,640)
                                 ------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions                 77,930      (862,869)   1,039,537     4,243,460
                                 ============= ========================== =============

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
                                                                                                 ROULSTON
                                                    ROULSTON EMERGING                          INTERNATIONAL
                                                      GROWTH FUND                                EQUITY FUND
                                         ---------------------------------------    ---------------------------------------
                                          Six Months                                 Six Months
                                           Ended          Year         Period         Ended          Year         Period
                                          4/30/01        Ended         Ended         4/30/01        Ended         Ended
                                         (Unaudited)    10/31/00      10/31/99 (a)  (Unaudited)    10/31/00     10/31/99 (a)
                                         ---------------------------------------    ---------------------------------------
Net Asset Value, beginning of
  period                                    $ 31.38       $ 19.35       $ 10.00        $ 11.47       $ 10.23       $ 10.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                  (0.16)        (0.35)        (0.02)         (0.02)         0.00         (0.01)
Net realized and unrealized gain
  (loss) on investments                      (17.17)        13.19          9.37          (0.53)         1.31          0.24
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations             (17.33)        12.84          9.35          (0.55)         1.31          0.23
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                     0.00          0.00          0.00           0.00         (0.03)         0.00
From realized capital gains                    0.00         (0.81)         0.00          (0.06)        (0.04)         0.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                            0.00         (0.81)         0.00          (0.06)        (0.07)         0.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 14.05       $ 31.38       $ 19.35        $ 10.86       $ 11.47       $ 10.23
                                         ===========   ===========   ===========    ===========   ===========   ===========

Total Return                                 (55.23)%(b)    67.22%        93.30% (b)    (4.78)%(b)    12.74%         2.30% (b)

Ratios/Supplemental Data:
Net Assets, end of period (000)              $12,252       $24,271       $ 3,284        $19,147       $20,863       $ 2,673
Ratio of expenses to average
  net assets
    before reimbursement of
       expenses by Adviser                     1.52% (c)     1.76%        11.54% (c)     1.79% (c)     1.79%        15.24% (c)
    after reimbursement of
       expenses by Adviser                     1.47% (c)     1.75%         1.95% (c)      N/A          1.78%         1.95% (c)
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                     (1.03)%(c)    (1.04)%      (10.46)%(c)    (0.38)%(c)     (0.01)%      (13.86)%(c)
    after reimbursement of
      expenses by Adviser                     (0.98)%(c)    (1.03)%       (0.87)%(c)      N/A           0.01%         (0.57)%(c)
Portfolio turnover                           146.79% (b)   302.63%        79.91% (b)    18.99% (b)     58.37%         51.26% (b)

(a) For the period 7/1/99 (inception) to 10/31/99.
(b) For periods of less than one full year, the total return and portfolio turnover are not annualized.
(c) Annualized

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         ROULSTON GROWTH
                                                                              FUND
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                           Ended          Year          Year           Year          Year          Year
                                          4/30/01        Ended         Ended          Ended         Ended         Ended
                                          (Unaudited)   10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
                                         ----------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                    $ 14.94       $ 12.75       $ 16.45        $ 18.88       $ 15.50       $ 13.55
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                  (0.03)        (0.11)        (0.06)         (0.03)        (0.01)         0.02
Net realized and unrealized gain
  (loss) on investments                       (3.39)         2.78         (1.03)         (1.30)         4.55          2.16
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations              (3.42)         2.67         (1.09)         (1.33)         4.54          2.18
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                     0.00          0.00          0.00           0.00         (0.01)        (0.03)
From realized capital gains                   (1.13)        (0.48)        (2.61)         (1.10)        (1.15)        (0.20)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                           (1.13)        (0.48)        (2.61)         (1.10)        (1.16)        (0.23)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 10.39       $ 14.94       $ 12.75        $ 16.45       $ 18.88       $ 15.50
                                         ===========   ===========   ===========    ===========   ===========   ===========
Total Return                                 (24.30)%(a)   21.56%         (9.18)%        (7.73)%      31.00%        16.28%

Ratios/Supplemental Data:
Net Assets, end of period (000)             $25,640       $33,425       $36,412        $65,387       $77,017      $57,198
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                     1.51% (b)     1.76%         1.57%          1.43%         1.58%        1.69%
    after reimbursement of
      expenses by Adviser                     1.19% (b)     1.38%         1.38%          1.38%         1.38%        1.38%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                    (0.84)%(b)    (1.12)%       (0.44)%        (0.18)%       (0.25)%      (0.16)%
    after reimbursement of
      expenses by Adviser                    (0.53)%(b)    (0.74)%       (0.26)%        (0.13)%       (0.05)%       0.15%
Portfolio turnover                           46.71% (a)    98.87%       121.21%         52.23%        41.16%       58.01%

(a) For periods of less than a full year, the total return and portfolio turnover are not annualized.
(b) Annualized

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
                                                                      ROULSTON GROWTH AND INCOME
                                                                                FUND
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                           Ended          Year          Year           Year          Year          Year
                                          4/30/01        Ended         Ended          Ended         Ended         Ended
                                          (Unaudited)   10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
                                         ----------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                    $ 12.15       $ 14.88       $ 15.89        $ 17.87       $ 14.22       $ 12.29
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                   0.02          0.05          0.01           0.01          0.05          0.13
Net realized and unrealized gain
  (loss) on investments                        0.13          0.10         (0.08)         (0.15)         4.83          2.04
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations               0.15          0.15         (0.07)         (0.14)         4.88          2.17
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                    (0.18)        (0.03)        (0.01)          0.00         (0.09)        (0.14)
From realized capital gains                    0.00         (2.85)        (0.93)         (1.84)        (1.14)        (0.10)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                           (0.18)        (2.88)        (0.94)         (1.84)        (1.23)        (0.24)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 12.12       $ 12.15       $ 14.88        $ 15.89       $ 17.87       $ 14.22
                                         ===========   ===========   ===========    ===========   ===========   ===========
Total Return                                  1.22% (a)     2.28%         (1.07)%        (1.20)%      36.61%        17.77%

Ratios/Supplemental Data:
Net Assets, end of period (000)             $14,820       $13,913       $29,870         $33,047      $30,841       $23,071
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                     1.71% (b)     1.98%         1.61%          1.53%         1.76%         1.83%
    after reimbursement of
      expenses by Adviser                     1.50% (b)     1.50%         1.48%          1.49%         1.50%         1.50%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                     0.16% (b)    (0.06)%       (0.29)%        (0.02)%        0.03%         0.58%
    after reimbursement of
      expenses by Adviser                     0.37% (b)     0.43%         0.04%          0.02%         0.29%         0.91%
Portfolio turnover                           22.03% (a)    95.46%       126.99%         40.43%         42.45%       34.02%

(a) For periods of less than a full year, the total return and portfolio turnover are not annualized.
(b) Annualized

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
                                                                   ROULSTON GOVERNMENT SECURITIES
                                                                               FUND
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                           Ended          Year          Year           Year          Year          Year
                                          4/30/01        Ended         Ended          Ended         Ended         Ended
                                          (Unaudited)   10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
                                         ----------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                     $ 9.75        $ 9.74       $ 10.43         $ 9.90        $ 9.75        $ 9.84
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                   0.28          0.54          0.47           0.49          0.49          0.49
Net realized and unrealized gain
  (loss) on investments                        0.25          0.01         (0.69)          0.53          0.15         (0.05)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations               0.53          0.55         (0.22)          1.02          0.64          0.44
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                    (0.28)        (0.54)        (0.47)         (0.49)        (0.49)        (0.53)
From realized capital gains                    0.00          0.00          0.00           0.00          0.00          0.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                           (0.28)        (0.54)        (0.47)         (0.49)        (0.49)        (0.53)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 10.00        $ 9.75        $ 9.74        $ 10.43        $ 9.90        $ 9.75
                                         ===========   ===========   ===========    ===========   ===========   ===========
Total Return                                  5.48% (a)     5.92%         (2.09)%       10.61%         6.76%         4.58%

Ratios/Supplemental Data:
Net Assets, end of period (000)             $65,894       $54,107       $12,738        $ 5,057       $ 4,411       $ 5,752
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                     0.77% (b)     1.00%         2.34%          2.19%         2.70%         2.05%
    after reimbursement of
      expenses by Adviser                      N/A          0.90%         0.90%          0.90%         0.90%         0.90%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                     5.74% (b)     5.53%         3.38%          3.60%         3.23%         3.78%
    after reimbursement of
      expenses by Adviser                      N/A          5.62%         4.81%          4.89%         5.03%         4.93%
Portfolio turnover                           31.04% (a)   228.10%       837.17%         89.89%        21.01%        21.23%

(a) For periods of less than a full year, the total return and portfolio turnover are not annualized.
(b) Annualized

See accompanying notes which are an integral part of the financial statements.

                                 ROULSTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           April 30, 2001 (Unaudited)


NOTE 1.  ORGANIZATION

     Roulston Funds (the "Trust") is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994, as amended to date. The Trust currently consists of five funds (the "Funds"): Roulston Growth Fund (the "Growth Fund"), Roulston Growth and Income Fund (the "Growth and Income Fund"), Roulston Government Securities Fund (the "Government Fund"), Roulston International Equity Fund (the "International Equity Fund") and Roulston Emerging Growth Fund (the "Emerging Growth Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust.

     Security Valuation: The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not readily available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which report actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange or other market system on which the security is principally traded.

     For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. Roulston & Company, Inc., as the Funds' adviser ("Roulston") may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

     Repurchase Agreements: All Funds may enter into repurchase agreements with financial institutions deemed to be credit worthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the applicable Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

     Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

     Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions: Substantially all of the net investment income (exclusive of capital gains) of the Growth Fund, Growth and Income Fund, International Equity Fund and the Emerging Growth Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized by a Fund, if any, will be distributed annually.

                                 ROULSTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    April 30, 2001 (Unaudited) - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Foreign Currency Translation: The books and records of each Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities for the International Equity Fund are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation / (depreciation) on investments.

     Other: Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and/or net realized gains.

NOTE 3.  RELATED PARTY TRANSACTIONS

     The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995, as amended as of July 1, 1999. Under the terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Growth Fund and the Growth and Income Fund up to $100 million of such assets and 0.50% of each Funds assets of $100 million or more. With respect to each of the International Equity Fund and the Emerging Growth Fund, Roulston receives a fee at an annual rate of 0.75% of such Fund's average daily net assets. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees are calculated daily and paid monthly.

     Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of March 1, 1996 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

     Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds until further written notice to shareholders to the extent necessary to cause total operating expenses as a percentage of net assets of the Growth Fund, the Growth and Income Fund, the Government Fund, the International Equity Fund and the Emerging Growth Fund not to exceed 1.38%, 1.50%, 0.90%, 1.95% and 1.95%, respectively.

     Information regarding these transactions is as follows for the six months ended April 30, 2001:
                                Emerging        International
                                 Growth            Equity       Growth          Growth and      Government
                                  Fund              Fund         Fund           Income Fund        Fund

Investment Advisory Fees
Fees before waiver              $55,689           $68,775       $103,122        $52,655            $76,469
Fees waived                     (4,755)                 0       (43,686)        (14,829)                 0
Rule 12b-1 Fees                 15,593             19,257        28,874          14,743             64,234
Net fees and expenses to
  related parties              $66,527            $88,032       $88,310         $52,529           $140,703

                                 ROULSTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    April 30, 2001 (Unaudited) - continued

NOTE 3.  RELATED PARTY TRANSACTIONS - continued

     Certain officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees serve without direct compensation from the Trust.

NOTE 4.  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2001 were:
                                                  Proceeds
                                  Purchases      From Sales
Emgerging Growth Fund           $22,147,669     $20,346,653
International Equity Fund         3,511,528       3,022,396
Growth and Income Fund           12,703,244      13,828,191
Government Fund                  30,073,158      18,541,151



                                Gross           Gross           NET
                             Unrealized      Unrealized       Unrealized
                            Appreciation    Depreciation      App/(Dep)
Emerging Growth Fund          $686,019      $(4,573,521)     $(3,877,502)
International Equity Fund      867,005       (2,428,597)      (1,561,592)
Growth Fund                  3,163,760       (1,914,774)       1,248,986
Growth and Income Fund       2,088,479         (308,374)       1,780,105
Government Fund              2,600,224         (269,115)       2,331,109




NOTE 5.  UNREALIZED APPRECIATION AND DEPRECIATION

     At April 30, 2001, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:
[OBJECT OMITTED]

NOTE 6.  RISKS RELATING TO FOREIGN SECURITY INVESTMENTS:

     Securities in which the International Equity Fund invest may be denominated or quoted in currencies other that the U.S. Dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.





                                 ROULSTON FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                    April 30, 2001 (Unaudited) - continued

NOTE 7.  VARIATION MARGIN ON FUTURES CONTRACT

     Each Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to certain markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time Roulston, as investment adviser may be attempting to sell some or all of the Fund's holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized gains and losses on contracts held during the period.

NOTE 8.  ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.